AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2020

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2020

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2020
(in thousands, except share data)
Assets
Qualified Assets
Cash and cash equivalents	$629,375
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	7,157,517
Commercial mortgage loans and syndicated loans, at cost	272,556
Equity securities, at fair value	189
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	233
Total investments	7,430,495
Receivables:
Dividends and interest	11,541
Receivables from brokers, dealers and clearing organizations	6,312
Other receivables	498
Total receivables	18,351
Derivative assets	34,628
Total qualified assets	8,112,849
Due from related party	25
Total assets	$8,112,874

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2020
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$5,425
Fully paid certificates:
Reserves to mature	7,437,662
Additional credits and accrued interest	7,564
Due to unlocated certificate holders	428
Total certificate reserves	7,451,079
Taxes payable to parent	2,032
Payables to brokers, dealers and clearing organizations	143,809
Derivative liabilities	27,117
Due to related party	3,310
Deferred taxes, net	2,211
Other liabilities	44,710
Total liabilities	7,674,268

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	341,700
Retained earnings:
Appropriated for pre-declared additional credits and interest	113
Appropriated for additional interest on advance payments	15
Unappropriated	80,621
Accumulated other comprehensive income (loss), net of tax	14,657
Total shareholder's equity	438,606
Total liabilities and shareholder's equity	$8,112,874

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2020
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$75,842
Commercial mortgage loans and syndicated loans	5,199
Cash and cash equivalents	1,997
Certificate loans	6
Other	193
Total investment income	83,237

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	8,698
Investment advisory and services	8,422
Transfer agent	4,311
Depository	48
Other	247
Total investment expenses	21,726
Net investment income before provision for certificate reserves and income taxes	61,511

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	246
Interest on additional credits	1
Additional credits/interest authorized by ACC	41,095
Total provision for certificate reserves before reserve recoveries	41,342
Reserve recoveries from terminations prior to maturity	(473)
Net provision for certificate reserves	40,869

Net investment income before income taxes	20,642
Income tax expense	4,997
Net investment income, after-tax	15,645

Net realized gain (loss) on investments before income taxes	(360)
Income tax expense (benefit)	(76)
Net realized gain (loss) on investments, after-tax	(284)
Net income	$15,361

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2020
(in thousands)
Net income	$15,361
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	2,894
Reclassification of net (gains) losses on securities included in net income	(500)
Total other comprehensive income (loss), net of tax	2,394
Total comprehensive income (loss)	$17,755

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2020
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning of period	331,700
Receipt of capital from parent	10,000
Balance at end of period	341,700

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	321
Transfer to unappropriated from appropriated	(208)
Balance at end of period	113

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	96,467
Cumulative effect of adoption of current expected credit losses guidance	585
Net income	15,361
Transfer to unappropriated from appropriated	208
Dividend to parent	(32,000)
Balance at end of period	80,621

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	12,263
Other comprehensive income (loss), net of tax	2,394
Balance at end of period	14,657

Total Shareholder's Equity	$438,606

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2020
(in thousands)
Cash Flows from Operating Activities
Net income	$15,361
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(8,559)
Deferred income tax expense (benefit)	2,253
Net realized (gain) loss on Available-for-Sale securities	(633)
Other net realized (gain) loss	16
Provision for credit losses	977
Changes in operating assets and liabilities:
Dividends and interest receivable	17,092
Certificate reserves, net	(5,295)
Taxes payable to/receivable from parent, net	2,499
Derivatives, net of collateral	(625)
Other liabilities	1,824
Other receivables	(280)
Other, net	64
Net cash provided by (used in) operating activities	24,694

Cash Flows from Investing Activities
Available-for-Sale securities:
Maturities, redemptions and calls	2,410,527
Purchases	(2,099,453)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	21,730
Purchases and fundings	(24,351)
Certificate loans, net	(17)
Net cash provided by (used in) investing activities	308,436

Cash Flows from Financing Activities
Payments from certificate holders and other additions	2,533,506
Certificate maturities and cash surrenders	(2,599,455)
Capital contribution from parent	10,000
Dividend to parent	(32,000)
Net cash provided by (used in) financing activities	(87,949)

Net increase (decrease) in cash and cash equivalents	245,181
Cash and cash equivalents at beginning of period	384,194
Cash and cash equivalents at end of period	$629,375

Supplemental disclosures including non-cash transactions:
Cash paid (received) for income taxes	$403
Cash paid for interest	44,323

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
BANK CD
CANADIAN IMPERIAL BANK OF COMMERCE	7/1/2020	0.080%	$100,000	$100,000	$100,000
BNP PARIBAS SA	7/1/2020	0.060	50,000	50,000	50,000
TOTAL BANK CD				150,000	150,000

COMMERCIAL PAPER
APPLE INC	7/13/2020	—	50,000	49,998	49,998
EVERSOURCE ENERGY	7/10/2020	—	20,000	19,999	19,999
J M SMUCKER CO	7/1/2020	—	71,900	71,900	71,900
NOVARTIS AG	7/6/2020	—	19,975	19,975	19,975
TOTAL COMMERCIAL PAPER				161,872	161,872

OTHER CASH EQUIVALENTS
FEDERAL HOME LOAN BANKS	7/14/2020	—	75,000	74,997	74,997
FEDERAL HOME LOAN BANKS	7/21/2020	—	75,000	74,996	74,996
UNITED STATES TREASURY BILL	7/7/2020	—	50,000	49,999	49,999
UNITED STATES TREASURY BILL	8/6/2020	—	50,000	49,995	49,995
UNITED STATES TREASURY BILL	7/2/2020	—	50,000	50,000	50,000
TOTAL OTHER CASH EQUIVALENTS				299,987	299,987
TOTAL CASH EQUIVALENTS				611,859	611,859

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
UNITED STATES TREASURY BILL	3/25/2021	—	75,000	74,912	74,912
UNITED STATES TREASURY BILL	11/12/2020	—	50,000	49,971	49,972
UNITED STATES TREASURY BILL	11/27/2020	—	75,000	74,950	74,952
UNITED STATES TREASURY BILL	12/10/2020	—	75,000	74,938	74,949
UNITED STATES TREASURY BILL	12/17/2020	—	75,000	74,935	74,949
UNITED STATES TREASURY BILL	12/24/2020	—	150,000	149,872	149,889
UNITED STATES TREASURY BILL	7/16/2020	—	60,000	59,961	59,997
UNITED STATES TREASURY BILL	8/13/2020	—	60,000	59,891	59,991
UNITED STATES TREASURY BILL	12/3/2020	—	75,000	74,945	74,952
UNITED STATES TREASURY BILL	12/31/2020	—	100,000	99,917	99,922
UNITED STATES TREASURY BILL	1/28/2021	—	100,000	99,899	99,911
UNITED STATES TREASURY BILL	7/9/2020	—	60,000	59,979	59,999
UNITED STATES TREASURY BILL	7/23/2020	—	60,000	59,943	59,996
UNITED STATES TREASURY BILL	7/30/2020	—	110,000	109,923	109,990
UNITED STATES TREASURY BILL	8/6/2020	—	60,000	59,910	59,993
UNITED STATES TREASURY BILL	7/2/2020	—	50,000	49,998	50,000
UNITED STATES TREASURY BILL	2/25/2021	—	50,000	49,943	49,950
UNITED STATES TREASURY BILL	8/20/2020	—	60,000	59,874	59,990
UNITED STATES TREASURY BILL	8/27/2020	—	60,000	59,864	59,988

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	9/3/2020	—	60,000	59,898	59,986
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	208	274
TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS				1,463,731	1,464,562

STATE AND MUNICIPAL OBLIGATIONS
FLORIDA ST MID-BAY BRIDGE AUTHORITY	10/1/2021	3.784	1,845	1,845	1,865
GREAT LAKES WATER AUTHORITY	7/1/2024	1.604	600	600	607
GREAT LAKES WATER AUTHORITY	7/1/2025	1.654	600	600	611
KENTUCKY ST PPTY & BLDGS COMMN	5/1/2021	2.564	1,100	1,100	1,108
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	7/1/2020	4.125	2,810	2,810	2,810
STATE OF CONNECTICUT	9/15/2020	3.750	4,250	4,255	4,276
STATE OF CONNECTICUT	9/15/2021	4.000	3,000	3,024	3,115
STATE OF CONNECTICUT	9/15/2022	3.471	2,000	2,000	2,112
STATE OF CONNECTICUT	7/1/2022	2.500	500	508	516
STATE OF CONNECTICUT	7/1/2023	2.000	750	754	772
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/1/2020	2.250	2,000	1,999	2,002
TOTAL STATE AND MUNICIPAL OBLIGATIONS				19,495	19,794

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
FANNIE MAE 06-36 GF	5/25/2036	0.485	3,906	3,919	3,906
FANNIE MAE 07-46 FB	5/25/2037	0.555	1,568	1,571	1,564
FANNIE MAE 09-107 FL	2/25/2038	0.835	1,714	1,721	1,730
FANNIE MAE 13-2 KF	1/25/2037	0.365	6,308	6,297	6,253
FANNIE MAE AF-2015-22C	4/25/2045	0.523	12,141	12,101	12,109
FANNIE MAE AF-2015-42	6/25/2055	0.503	11,114	11,057	11,072
FANNIE MAE AF-2015-91	12/25/2045	0.543	11,929	11,879	11,887
FANNIE MAE FA-2015-4	2/25/2045	0.523	4,874	4,880	4,862
FANNIE MAE FW-2015-84	11/25/2045	0.523	12,608	12,592	12,576
FANNIE MAE 07-6	2/25/2037	0.635	6,005	6,014	6,010
FANNIE MAE 09-101	12/25/2039	1.025	9,445	9,582	9,609
FANNIE MAE 12-133	4/25/2042	0.435	7,865	7,842	7,784
FANNIE MAE 16-2	2/25/2056	0.653	3,821	3,816	3,829
FANNIE MAE 303970	9/1/2024	6.000	90	89	100
FANNIE MAE 545492	2/1/2022	5.500	21	21	23
FANNIE MAE 725558	6/1/2034	2.463	44	43	44
FANNIE MAE 725694	7/1/2034	2.655	159	156	160
FANNIE MAE 725719	7/1/2033	2.794	302	301	309
FANNIE MAE 735034	10/1/2034	3.737	2,697	2,832	2,810
FANNIE MAE 735702	7/1/2035	2.783	1,918	1,970	2,008
FANNIE MAE 794787	10/1/2034	3.749	96	97	100
FANNIE MAE 799733	11/1/2034	3.574	181	184	183

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 801337	9/1/2034	3.395	1,594	1,676	1,643
FANNIE MAE 801917	10/1/2034	3.880	251	252	253
FANNIE MAE 804561	9/1/2034	4.040	303	303	309
FANNIE MAE 807219	1/1/2035	3.816	858	865	904
FANNIE MAE 809532	2/1/2035	3.688	161	162	170
FANNIE MAE 834552	8/1/2035	4.117	212	213	223
FANNIE MAE 889485	6/1/2036	3.569	2,096	2,128	2,196
FANNIE MAE 922674	4/1/2036	3.786	871	891	923
FANNIE MAE 968438	1/1/2038	3.655	1,017	1,069	1,066
FANNIE MAE 995123	8/1/2037	4.055	847	875	899
FANNIE MAE 995548	9/1/2035	2.846	966	987	1,010
FANNIE MAE 995604	11/1/2035	3.815	3,125	3,286	3,279
FANNIE MAE 995614	8/1/2037	2.692	756	795	761
FANNIE MAE AB1980	12/1/2020	3.000	134	134	141
FANNIE MAE AB5230	5/1/2027	2.500	5,666	5,745	5,945
FANNIE MAE AD0901	4/1/2040	3.749	2,778	2,949	2,905
FANNIE MAE AE0559	12/1/2034	3.646	2,468	2,587	2,578
FANNIE MAE AE0566	8/1/2035	3.742	1,764	1,851	1,854
FANNIE MAE AF-2016-11	3/25/2046	0.673	6,206	6,197	6,210
FANNIE MAE AF-2016-87	11/25/2046	0.573	8,591	8,589	8,567
FANNIE MAE AF-2016-88	12/25/2046	0.613	6,940	6,940	6,943
FANNIE MAE AF-2018-87	12/25/2048	0.473	23,901	23,807	23,714
FANNIE MAE AF-204620	11/15/2042	0.613	7,244	7,233	7,235
FANNIE MAE AL1037	1/1/2037	3.962	1,989	2,112	2,083
FANNIE MAE AL2269	10/1/2040	3.917	2,254	2,395	2,364
FANNIE MAE AL3935	9/1/2037	3.525	5,103	5,382	5,362
FANNIE MAE AL3961	2/1/2039	3.466	2,602	2,744	2,719
FANNIE MAE AL4100	9/1/2036	3.334	5,057	5,319	5,293
FANNIE MAE AL4110	3/1/2037	3.666	3,547	3,723	3,705
FANNIE MAE AL4114	2/1/2039	3.814	4,580	4,851	4,842
FANNIE MAE AO8746	8/1/2027	2.500	10,251	10,486	10,758
FANNIE MAE ARM 190726	3/1/2033	4.825	58	59	58
FANNIE MAE ARM 249907	2/1/2024	4.000	74	74	74
FANNIE MAE ARM 303259	3/1/2025	3.742	11	11	11
FANNIE MAE ARM 545786	6/1/2032	2.665	174	174	173
FANNIE MAE ARM 620293	1/1/2032	3.900	29	28	29
FANNIE MAE ARM 651629	8/1/2032	4.135	130	130	130
FANNIE MAE ARM 655646	8/1/2032	4.215	91	91	92
FANNIE MAE ARM 655798	8/1/2032	3.736	212	212	213
FANNIE MAE ARM 661349	9/1/2032	4.145	81	81	85
FANNIE MAE ARM 661744	10/1/2032	4.105	184	185	193
FANNIE MAE ARM 664750	10/1/2032	3.613	68	69	69
FANNIE MAE ARM 670731	11/1/2032	2.540	362	363	365

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE ARM 670779	11/1/2032	2.610	267	268	269
FANNIE MAE ARM 670890	12/1/2032	2.290	96	96	97
FANNIE MAE ARM 670912	12/1/2032	2.290	100	101	101
FANNIE MAE ARM 670947	12/1/2032	2.290	163	164	164
FANNIE MAE ARM 694852	4/1/2033	3.315	186	188	187
FANNIE MAE ARM 722779	9/1/2033	3.226	170	170	171
FANNIE MAE ARM 733525	8/1/2033	3.743	323	312	335
FANNIE MAE ARM 739194	9/1/2033	3.812	396	397	413
FANNIE MAE ARM 743256	10/1/2033	3.859	63	63	66
FANNIE MAE ARM 743856	11/1/2033	3.914	108	109	114
FANNIE MAE ARM 758873	12/1/2033	3.607	55	55	58
FANNIE MAE AS4507	2/1/2030	3.000	6,680	6,887	7,088
FANNIE MAE AS4878	4/1/2030	3.000	9,155	9,435	9,715
FANNIE MAE BE5622	1/1/2032	2.500	24,413	24,592	25,616
FANNIE MAE BK0933	7/1/2033	3.500	14,258	14,419	14,984
FANNIE MAE CA1265	2/1/2033	3.000	24,259	24,138	25,767
FANNIE MAE CA2283	8/1/2033	3.500	15,314	15,292	16,165
FANNIE MAE DF-2015-38	6/25/2055	0.483	18,815	18,696	18,746
FANNIE MAE DF-2017-16	3/25/2047	0.593	4,563	4,582	4,558
FANNIE MAE F-2019-31	7/25/2049	0.635	39,184	39,160	39,246
FANNIE MAE FA-2013-1	2/25/2043	0.535	9,866	9,897	9,824
FANNIE MAE FA-2015-55	8/25/2055	0.523	8,124	8,095	8,093
FANNIE MAE FA-204624	12/15/2038	0.623	20,557	20,521	20,541
FANNIE MAE FC-2017-51	7/25/2047	0.535	31,906	31,999	31,781
FANNIE MAE FC-2018-73	10/25/2048	0.485	46,599	46,462	46,455
FANNIE MAE FC-2019-76	12/25/2049	0.685	26,837	26,828	26,867
FANNIE MAE FK-2010-123	11/25/2040	0.635	9,095	9,173	9,092
FANNIE MAE FL-2017-4	2/25/2047	0.623	9,156	9,156	9,152
FANNIE MAE FT-2016-84	11/25/2046	0.685	15,237	15,372	15,269
FANNIE MAE GF-204639	3/15/2036	0.623	20,014	19,982	19,999
FANNIE MAE HYBRID ARM 566074	5/1/2031	3.429	250	250	252
FANNIE MAE HYBRID ARM 584507	6/1/2031	2.599	108	108	113
FANNIE MAE KF-2015-27	5/25/2045	0.485	10,894	10,864	10,894
FANNIE MAE MA0598	12/1/2020	3.500	107	107	112
FANNIE MAE MA1144	8/1/2027	2.500	4,945	5,065	5,180
FANNIE MAE MA3391	6/1/2033	3.000	16,649	16,495	17,493
FANNIE MAE WF-2016-68	10/25/2046	0.623	4,890	4,897	4,889
FANNIE MAE_15-50	7/25/2045	0.523	18,935	18,917	18,883
FANNIE MAE_15-93	8/25/2045	0.535	9,732	9,706	9,709
FANNIE MAE_16-11	3/25/2046	0.723	7,761	7,771	7,779
FANNIE MAE_CF-2019-33	7/25/2049	0.655	26,034	26,087	26,080
FANNIE MAE_FA-2020-47	7/25/2050	0.585	95,915	95,915	95,613
FANNIE MAE_YF-204979	6/25/2050	0.635	48,796	48,849	48,923

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC 4159 FD	1/15/2043	0.535	6,261	6,279	6,257
FREDDIE MAC 4363 2014 FA	9/15/2041	1.355	3,037	3,044	3,028
FREDDIE MAC FB-204495	11/15/2038	0.720	10,462	10,419	10,463
FREDDIE MAC LF-204475	4/15/2040	0.680	2,607	2,607	2,595
FREDDIE MAC WF-204491	8/15/2039	0.690	5,004	5,002	4,983
FREDDIE MAC 1H2520	6/1/2035	3.821	2,687	2,840	2,819
FREDDIE MAC 1N1474	5/1/2037	3.577	117	121	118
FREDDIE MAC 1Q1515	11/1/2038	3.652	10,261	10,827	10,802
FREDDIE MAC 1Q1540	6/1/2040	3.645	3,940	4,205	4,142
FREDDIE MAC 1Q1548	8/1/2038	3.766	4,550	4,783	4,790
FREDDIE MAC 1Q1572	5/1/2038	3.585	7,401	7,805	7,790
FREDDIE MAC 2A-AOT-76	10/25/2037	4.671	5,847	5,953	6,510
FREDDIE MAC 4595	10/15/2037	0.723	6,592	6,592	6,600
FREDDIE MAC 781884	8/1/2034	4.334	283	285	297
FREDDIE MAC 848416	2/1/2041	3.877	3,946	4,119	4,098
FREDDIE MAC 848530	9/1/2039	3.633	2,456	2,592	2,588
FREDDIE MAC 848922	4/1/2037	3.762	2,474	2,632	2,609
FREDDIE MAC 849281	8/1/2037	3.982	4,199	4,464	4,399
FREDDIE MAC AF-204559	3/15/2042	0.870	7,924	7,900	7,925
FREDDIE MAC AF-204615	10/15/2038	0.523	4,452	4,440	4,487
FREDDIE MAC AF-204774	7/15/2042	0.473	8,082	8,077	8,138
FREDDIE MAC ARM 350190	5/1/2022	2.750	9	9	9
FREDDIE MAC ARM 780514	5/1/2033	3.579	132	135	138
FREDDIE MAC ARM 780845	9/1/2033	4.250	90	88	95
FREDDIE MAC ARM 780903	9/1/2033	4.311	155	153	163
FREDDIE MAC ARM 845154	7/1/2022	4.522	8	8	8
FREDDIE MAC ARM 845654	2/1/2024	4.497	36	36	36
FREDDIE MAC ARM 845730	11/1/2023	4.138	46	46	47
FREDDIE MAC ARM 845733	4/1/2024	3.737	42	42	42
FREDDIE MAC ARM 846702	10/1/2029	3.954	5	5	5
FREDDIE MAC C90581	8/1/2022	5.500	20	20	22
FREDDIE MAC C90582	9/1/2022	5.500	22	22	24
FREDDIE MAC F2-20350	9/15/2040	0.533	24,599	24,586	24,487
FREDDIE MAC F4-20328	2/15/2038	0.720	4,887	4,892	4,850
FREDDIE MAC FA-204547	9/15/2040	0.623	6,658	6,650	6,678
FREDDIE MAC FA-204822	5/15/2035	0.435	54,003	53,989	53,779
FREDDIE MAC FD-203928	9/15/2041	0.605	24,131	24,295	24,122
FREDDIE MAC FD-204301	7/15/2037	0.585	8,501	8,551	8,507
FREDDIE MAC FL-204523	8/15/2038	0.720	8,911	8,864	8,903
FREDDIE MAC G16485	5/1/2033	3.000	17,311	17,195	18,221
FREDDIE MAC G30227	5/1/2023	5.500	130	132	143
FREDDIE MAC GF-204367	3/15/2037	0.523	13,345	13,325	13,291
FREDDIE MAC J32518	8/1/2030	3.000	10,426	10,744	11,054

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC KF-204560	7/15/2040	0.920	10,511	10,499	10,564
FREDDIE MAC WF-204681	8/15/2033	0.523	23,951	23,956	24,134
FREDDIE MAC WF-204697	6/15/2038	0.523	17,355	17,364	17,478
FREDDIE MAC WF-204730	8/15/2038	0.523	34,610	34,452	34,368
FREDDIE MAC_4248	5/15/2041	0.635	9,929	9,944	9,951
FREDDIE MAC_4448	5/15/2040	0.493	7,728	7,690	7,691
FREDDIE MAC_JF-204981	6/25/2050	0.585	50,418	50,418	50,460
GINNIE MAE AF-2014-129	10/20/2041	0.473	4,733	4,729	4,743
GINNIE MAE AF-2014-94	11/20/2041	0.623	3,448	3,456	3,428
GINNIE MAE AF-2015-18	2/20/2040	0.503	8,757	8,770	8,747
GINNIE MAE AF-2018-168	12/20/2048	0.590	38,013	38,018	37,988
GINNIE MAE AF-2020-36	3/20/2050	0.640	57,717	57,812	57,717
GINNIE MAE FA-2014-43	3/20/2044	0.590	14,011	14,023	14,001
GINNIE MAE FA-2016-115	8/20/2046	0.590	30,105	30,262	30,100
GINNIE MAE FB-2013-151	2/20/2040	0.540	17,222	17,294	17,180
GINNIE MAE FC-2009-8	2/16/2039	1.095	10,821	11,077	10,971
GINNIE MAE FC-2018-67	5/20/2048	0.490	12,985	12,996	12,911
GINNIE MAE FD-2018-66	5/20/2048	0.440	7,507	7,507	7,453
GINNIE MAE II 082431	12/20/2039	3.125	3,026	3,143	3,173
GINNIE MAE II 082464	1/20/2040	3.000	1,380	1,479	1,448
GINNIE MAE II 082497	3/20/2040	3.000	2,135	2,264	2,237
GINNIE MAE II 082573	7/20/2040	3.250	2,665	2,758	2,792
GINNIE MAE II 082581	7/20/2040	3.250	4,257	4,554	4,463
GINNIE MAE II 082602	8/20/2040	3.250	7,128	7,636	7,471
GINNIE MAE II 082710	1/20/2041	3.000	2,391	2,485	2,503
GINNIE MAE II 082794	4/20/2041	3.875	4,150	4,422	4,330
GINNIE MAE II ARM 8157	3/20/2023	3.000	21	21	21
GINNIE MAE II ARM 8638	6/20/2025	3.875	40	40	40
GINNIE MAE LF-2015-82	4/20/2041	0.473	4,939	4,939	4,927
GINNIE MAE MF-2016-108	8/20/2046	0.473	1,518	1,512	1,510
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,492,920	1,498,989

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	2/25/2035	3.896	227	228	223
ANGEL OAK MORTGAGE TRUST A1-2017-1	1/25/2047	2.810	507	506	507
ANGEL OAK MORTGAGE TRUST A1-2017-2	7/25/2047	2.478	8,191	8,182	8,207
ANGEL OAK MORTGAGE TRUST A1-2018-2	7/27/2048	3.674	5,259	5,253	5,362
ANGEL OAK MORTGAGE TRUST A1-2018-3	9/25/2048	3.649	11,135	11,123	11,336
ANGEL OAK MORTGAGE TRUST A1-2019-1	11/25/2048	3.920	21,491	21,468	21,934
ANGEL OAK MORTGAGE TRUST A1-2020-3	4/25/2065	1.691	20,000	20,000	20,000
APS RESECURITIZATION TRUST 1A-2016-3	11/27/2066	2.435	13,342	13,295	14,984
APS RESECURITIZATION TRUST 2A-2016-3	11/27/2046	2.435	9,771	9,730	11,123
ARROYO MORTGAGE TRUST A1-2019-1	1/25/2049	3.805	17,259	17,246	17,670

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ARROYO MORTGAGE TRUST A1-2019-3	10/25/2048	2.962	14,039	14,034	14,309
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	1.921	3,967	3,958	3,875
BANK OF AMERICA FUNDING CORPORATION A1-2016-R1	3/25/2040	2.500	10,764	10,724	10,759
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	6/25/2034	3.596	1,261	1,255	1,202
BAYVIEW OPPORTUNITY MASTER FUND A1-2017-RT1	3/28/2057	3.000	8,343	8,377	8,530
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL1	4/28/2055	4.000	15,266	15,508	15,637
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL2	6/28/2053	4.000	16,515	16,781	16,911
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT5	5/28/2069	3.500	20,156	20,461	20,781
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT6	10/28/2057	3.500	18,956	19,225	19,320
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL1	10/28/2064	4.000	15,385	15,721	15,925
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL2	6/28/2054	4.000	16,534	16,907	16,901
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL3	11/28/2053	4.000	12,630	12,915	13,163
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL4	1/28/2055	3.500	14,499	14,733	14,780
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL5	6/28/2057	3.500	16,584	16,908	17,084
BCAP LLC TRUST 3A1-2014-RR2	9/26/2046	2.651	919	913	917
BCAP LLC TRUST 4A1-2013-RR7	12/27/2034	3.820	250	250	250
BRAVO RESIDENTIAL FUNDING TRUST A1-2019-NQM2	11/25/2059	2.748	19,604	19,596	19,564
BRAVO RESIDENTIAL FUNDING TRUST A1-2020-RPL1	5/26/2059	2.500	25,000	25,598	25,583
BUNKER HILL LOAN DEPOSITARY A1-2019-1	10/26/2048	3.613	17,417	17,406	17,916
BUNKER HILL LOAN DEPOSITARY A1-2019-2	7/25/2049	2.880	20,758	20,749	21,258
BUNKER HILL LOAN DEPOSITARY A1-2019-3	11/25/2059	2.724	13,477	13,472	13,775
CENTEX HOME EQUITY 2003-A AF4	12/25/2031	4.250	973	966	981
CHASE MORTGAGE FINANCE 07-A1 1A5	2/25/2037	3.988	2,254	2,235	2,184
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-11	10/25/2035	3.701	1,486	1,489	1,484
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	3/25/2035	3.604	6,601	6,620	6,510
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-9	2/20/2036	3.506	55	55	55
CITIGROUP MORTGAGE LOAN TRUST 2A1-2015-9	2/25/2036	3.850	2,025	2,024	2,013
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	8/25/2034	3.223	2,910	2,928	2,863
CITIGROUP MORTGAGE LOAN TRUST 4A1-2015-5	4/20/2035	3.874	5,440	5,450	5,339
CITIGROUP MORTGAGE LOAN TRUST 5A1-2015-5	1/25/2036	0.668	573	571	571
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	9/25/2042	3.750	5,840	5,902	6,006
CITIGROUP MORTGAGE LOAN TRUST A1-2019-IMC1	7/25/2049	2.720	25,207	25,184	25,520
CITIGROUP MORTGAGE LOAN TRUST A4-2015-A	6/25/2058	4.250	374	386	398
COLT FUNDING LLC A1-2018-4	12/28/2048	4.006	8,022	8,008	8,150
COLT FUNDING LLC A1-2019-1	3/25/2049	3.705	12,416	12,409	12,769
COLT FUNDING LLC A1-2019-3	8/25/2049	2.764	5,193	5,191	5,262
COMMERCIAL TRUST CORPORATION A-2017-7	4/25/2057	3.000	9,769	9,811	9,921
COUNTRYWIDE HOME LOANS 03-46 4A1	1/19/2034	4.023	1,745	1,787	1,665
COUNTYWIDE ALTERNATIVE LOAN 04-33 2A1	12/25/2034	3.891	76	76	74
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES 04-AR3	4/25/2034	3.694	1,225	1,240	1,237
CREDIT SUISSE MORTGAGE CAPITAL 10-17R 1A1	6/26/2036	3.799	74	74	74
CREDIT SUISSE MORTGAGE CAPITAL 3A1-2015-7R	10/27/2036	0.325	7,071	6,964	6,936
CREDIT SUISSE MORTGAGE CAPITAL A6-2015-1R	12/27/2035	4.030	471	470	470

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CREDIT SUISSE MORTGAGE CAPITAL CLASS-20-125	7/25/2049	2.573	32,888	32,873	33,563
CREDIT SUISSE MORTGAGE CAPTIAL 15A1-2014-11	1/27/2036	3.663	1,948	1,947	1,950
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	7/27/2035	3.653	3,516	3,529	3,528
CREDIT SUISSE MORTGAGE CAPTIAL A1-2017-FHA1	4/25/2047	3.250	14,792	14,938	15,249
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL1	7/25/2057	2.750	16,100	16,083	16,467
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL3	8/1/2057	4.000	32,724	33,836	32,192
CREDIT SUISSE MORTGAGE TRUST A1-2019-NQM1	10/25/2059	2.656	8,457	8,454	8,616
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-1A	12/26/2046	2.725	3,644	3,640	3,660
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-2A	6/25/2047	2.453	7,025	7,019	7,020
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-3A	10/25/2047	2.577	2,579	2,576	2,604
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2018-4A	10/25/2058	4.080	18,151	18,128	18,547
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2019-1A	1/25/2059	3.743	18,626	18,617	18,961
ELLINGTON FINANCIAL MORTGAGE A1-2019-2	11/25/2059	2.739	21,457	21,451	21,644
FIRST HORIZON ALTERNATIVE MORTGAGE 04-AA4 A1	10/25/2034	3.571	342	346	333
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	8/19/2034	4.409	316	317	291
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	8/19/2034	4.164	194	194	192
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	1/25/2035	4.093	1,137	1,140	1,120
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 2A-2014-4R	8/26/2035	4.174	388	388	388
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION A1A-2018-RPL	10/25/2057	3.750	12,398	12,243	12,982
GOVERNMENTAL COLLECTORS ASSOCIATION OF TEXAS A1-2019-NQM2	9/25/2059	2.855	32,700	32,689	34,024
GOVERNMENTAL COLLECTORS ASSOCIATION OF TEXAS A1-2019-NQM3	11/25/2059	2.686	17,432	17,426	17,991
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	1/19/2035	3.634	267	269	259
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	3.782	419	416	412
HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	4/19/2034	4.098	251	252	241
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	6/19/2034	1.495	45	45	44
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	8/19/2034	4.492	130	130	127
HOMEWARD OPPORTUNITIES A1-2018-2	11/25/2058	3.985	24,851	24,828	25,641
HOMEWARD OPPORTUNITIES FUND I A1-2018-1	6/25/2048	3.766	9,568	9,559	9,796
J.P. MORGAN MORTGAGE TRUST A11-2019-LTV	12/25/2049	1.085	6,082	6,082	6,070
JEFFERIES & CO A1-2015-R1	12/26/2036	0.308	1,612	1,594	1,592
MERRILL LYNCH MORTGAGE INVESTORS 03-A5 2A6A	8/25/2033	3.551	533	532	513
MERRILL LYNCH MORTGAGE INVESTORS 04-1 2A2	12/25/2034	3.413	190	190	184
MERRILL LYNCH MORTGAGE INVESTORS 05-A1 2A	12/25/2034	4.154	292	292	289
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	2/25/2035	3.738	724	724	714
METLIFE SECURITIZATION TRUST A-2017-1A	4/25/2055	3.000	13,794	13,900	14,354
METLIFE SECURITIZATION TRUST A-2018-1A	3/25/2057	3.750	12,416	12,429	13,229
MFA TRUST A1-2017-RPL1	2/25/2057	2.588	13,602	13,590	13,733
MILL CITY MORTGAGE LOAN TRUST A1-2016-1	4/25/2057	2.500	6,794	6,804	6,853
MILL CITY MORTGAGE LOAN TRUST A1-2017-1	11/25/2058	2.750	15,029	14,987	15,297
MILL CITY MORTGAGE LOAN TRUST A1-2017-2	7/25/2059	2.750	17,393	17,469	17,765

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MILL CITY MORTGAGE LOAN TRUST A1-2017-3	1/25/2061	2.750	18,043	18,094	18,449
MILL CITY MORTGAGE LOAN TRUST A1-2018-3	8/25/2058	3.500	6,718	6,890	7,075
MILL CITY MORTGAGE LOAN TRUST A1-2019-1	10/25/2069	3.250	9,104	9,207	9,584
MILL CITY MORTGAGE TRUST A1-2019-GS1	7/25/2059	2.750	13,781	13,840	14,422
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	4.454	253	256	242
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	3.725	323	328	311
MORGAN STANLEY REREMIC TRUST 2014-R6 A	9/26/2035	3.842	1,059	1,058	1,063
MORGAN STANLEY REREMIC TRUST 2A-2014-R4	8/26/2034	3.564	3,139	3,148	3,120
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	6/26/2035	3.708	2,449	2,452	2,456
MORGAN STANLEY REREMIC TRUST 3A-2014-R4	8/26/2034	3.464	2,298	2,303	2,296
MORGAN STANLEY REREMIC TRUST 5A-2013-R9	6/26/2046	0.390	3,160	3,126	3,092
MORGAN STANLEY REREMIC TRUST A-2014-R7	1/26/2051	3.000	7,325	7,241	7,282
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.750	1,164	1,185	1,199
NEW RESIDENTIAL MORTGAGE LOAN A1-2019-RPL3	7/25/2059	2.750	16,547	17,067	17,348
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-6A	8/27/2057	4.000	12,663	13,008	13,463
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	3/25/2056	3.750	8,765	8,965	9,408
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2	9/25/2056	3.750	15,758	16,237	16,665
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/26/2035	3.750	6,217	6,343	6,640
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-4A	11/25/2056	3.750	16,680	17,082	17,613
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-1A	2/25/2057	4.000	13,800	14,116	14,777
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-3A	4/25/2057	4.000	17,615	18,165	18,840
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-NQM4	9/25/2059	2.492	7,694	7,691	7,685
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.750	2,652	2,704	2,817
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2017-2A	3/25/2057	4.000	16,878	17,421	18,133
NOMURA RESECURITIZATION TRUST 1A1-2015-6R	4/26/2037	0.426	1,866	1,845	1,846
NOMURA RESECURITIZATION TRUST 3A1-2014-7R	1/26/2036	3.852	1,128	1,131	1,129
NOMURA RESECURITIZATION TRUST 4A1-2015-4R	3/26/2037	3.648	2,477	2,474	2,492
ONSLOW BAY FINANCIAL 2A1A-2018-EX	4/25/2048	1.035	7,614	7,614	7,606
ONSLOW BAY FINANCIAL LLC 2A1A-2019-EX	10/25/2059	1.085	8,009	8,009	8,002
ONSLOW BAY FINANCIAL LLC 2A1A-2019-EX	1/25/2059	1.135	8,025	8,036	8,010
RBSSP RESECURITIZATION TRUST 12-6 8A1	4/26/2035	0.685	299	298	301
RBSSP RESECURITIZATION TRUST 19A1-2009-12	12/25/2035	3.598	2,163	2,162	2,165
RCO MORTGAGE LLC A1-2018-VFS1	12/26/2053	4.270	30,142	30,126	31,010
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-1	10/25/2058	3.936	20,969	20,948	21,429
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-2	5/25/2059	2.913	24,344	24,337	24,724
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-3	9/25/2059	2.633	24,593	24,582	24,804
STAR A1-2018-IMC1	3/25/2048	3.793	17,539	17,522	17,871
STARWOOD MORTGAGE RESIDENTIAL A1-2018-IMC2	10/25/2048	4.121	24,081	24,058	24,667
STARWOOD MORTGAGE RESIDENTIAL A1-202019-IN	8/25/2049	2.610	17,364	17,356	17,604
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	6/25/2033	1.293	2,674	2,608	2,656
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	7/25/2033	3.516	304	307	291
TOWD POINT MORTGAGE TRUST 1A12-2015-2	11/25/2060	2.750	1,089	1,086	1,100
TOWD POINT MORTGAGE TRUST A1-2015-4	4/25/2055	3.500	348	351	353

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TOWD POINT MORTGAGE TRUST A1-2015-5	5/25/2055	3.500	3,431	3,448	3,485
TOWD POINT MORTGAGE TRUST A1-2015-6	4/25/2055	3.500	5,870	5,895	6,027
TOWD POINT MORTGAGE TRUST A1-2016-1	2/25/2055	3.500	6,280	6,313	6,418
TOWD POINT MORTGAGE TRUST A1-2016-2	8/25/2055	3.000	8,173	8,195	8,395
TOWD POINT MORTGAGE TRUST A1-2016-3	4/25/2056	2.250	11,889	11,872	11,957
TOWD POINT MORTGAGE TRUST A1-2017-3	7/25/2057	2.750	12,296	12,334	12,559
TOWD POINT MORTGAGE TRUST A1-2017-4	6/25/2057	2.750	14,619	14,678	15,083
TOWD POINT MORTGAGE TRUST A1-2019-HY1	10/25/2048	1.185	6,453	6,481	6,423
TOWD POINT MORTGAGE TRUST A1A-2015-3	3/25/2054	3.500	2,590	2,598	2,616
TOWD POINT MORTGAGE TRUST A1B-2015-3	3/25/2054	3.000	1,295	1,295	1,305
TOWD POINT MORTGAGE TRUST A4B-2015-3	3/25/2054	3.500	2,191	2,216	2,264
VERUS SECURITIZATION TRUST A1-2017-1A	1/25/2047	2.881	4,011	4,006	4,004
VERUS SECURITIZATION TRUST A1-2019-1	2/25/2059	3.836	15,839	15,821	16,146
VERUS SECURITIZATION TRUST A1-2019-3	7/25/2059	2.784	28,478	28,459	29,040
VERUS SECURITIZATION TRUST A1-2019-4	11/25/2059	2.642	17,080	17,073	17,229
VERUS SECURITIZATION TRUST A1-2019-INV3	11/25/2059	2.692	18,776	18,772	19,022
VERUS SECURITIZATION TRUST A1FL-2018-IN	10/25/2058	1.385	8,147	8,174	8,109
VISIO A1-2019-2	11/25/2054	2.722	36,488	36,280	36,432
WASHINGTON MUTUAL 03-AR6 A1	6/25/2033	3.101	540	539	520
WASHINGTON MUTUAL 04-AR10 A1A	7/25/2044	0.625	396	397	375
WASHINGTON MUTUAL 05-AR3 A2	3/25/2035	3.618	837	840	790
WASHINGTON MUTUAL 05-AR4 A5	4/25/2035	3.571	2,215	2,208	2,192
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	7/25/2034	3.317	663	686	670
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,475,645	1,501,804
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				2,968,565	3,000,793

ASSET BACKED SECURITIES
APIDOS CLO APID_15-20A	7/16/2031	2.276	20,000	20,000	19,501
APIDOS CLO APID_20-33A	7/24/2031	2.691	22,000	22,000	22,000
ARI FLEET LEASE TRUST_19 A2B-2019-A	11/15/2027	0.665	8,731	8,731	8,731
AVIS BUDGET RENTAL CAR FUNDING A-2015-2A	12/20/2021	2.630	35,669	35,683	35,683
AVIS BUDGET RENTAL CAR FUNDING A-2016-1A	6/20/2022	2.990	36,874	37,011	36,637
AVIS BUDGET RENTAL CAR FUNDING A-2016-2A	11/20/2022	2.720	38,000	37,918	37,919
AVIS BUDGET RENTAL CAR FUNDING A-2017-1A	9/20/2023	3.070	8,020	8,041	8,048
BALLYROCK A1-2018-1A	4/20/2031	2.135	40,000	40,000	38,802
BRAZOS HIGHER EDUCATION AUTHORITY A2-2010-1	2/25/2035	1.560	20,000	19,834	19,603
BROAD RIVER_ A-2020-1A	4/20/2029	2.985	16,000	16,000	15,981
CARLYLE GLOBAL MARKET STRATEGIES 15-5A	1/20/2032	2.455	15,000	15,000	14,695
CARLYLE GLOBAL MARKET STRATEGIES 20-143	10/15/2030	2.319	12,315	12,328	12,043
CARLYLE GLOBAL MARKET STRATEGIES A1R-2013-1A	8/14/2030	1.644	19,823	19,823	19,380
CARLYLE GLOBAL MARKET STRATEGIES A1R2-2014-1A	4/17/2031	2.105	29,947	28,928	29,117
CARLYLE GLOBAL MARKET STRATEGIES A1RR-2013-4A	1/15/2031	2.219	19,838	19,838	19,300
CENTRE POINT FUNDING LLC 12-2 A	8/20/2021	2.610	7	7	7

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CIFC FUNDING LTD_17-1A AR-2017-1A	4/23/2029	2.119	13,000	12,771	12,815
CLI FUNDING LLC A-2014-1A	6/18/2029	3.290	6,266	6,270	6,265
COLLEGE LOAN CORPORATION TRUST 02-2 A24	3/1/2042	1.180	10,000	8,775	9,725
DRYDEN SENIOR LOAN FUND A1-2017-47A	4/15/2028	2.459	21,700	21,749	21,449
DRYDEN SENIOR LOAN FUND A1-2018-55A	4/15/2031	2.239	12,000	12,000	11,749
DRYDEN SENIOR LOAN FUND AR2-2014-33A	4/15/2029	2.449	20,000	20,000	19,802
EDUCATIONAL SERVICES OF AMERICA A-2012-2	4/25/2039	0.915	2,996	2,995	2,856
EDUCATIONAL SERVICES OF AMERICA A-2014-1	2/25/2039	0.885	9,349	9,245	9,188
EDUCATIONAL SERVICES OF AMERICA A-2014-3	2/25/2036	0.785	664	654	637
GOLDENTREE LOAN MANAGEMENT US A-2020-7A	4/20/2031	3.035	16,750	16,750	16,797
HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820	720	721	748
HERTZ VEHICLE FINANCING LLC A-2015-3A	9/25/2021	2.670	16,074	16,069	15,822
HERTZ VEHICLE FINANCING LLC A-2016-2A	3/25/2022	2.950	27,275	27,267	26,973
HERTZ VEHICLE FINANCING LLC A-2016-4A	7/25/2022	2.650	6,551	6,532	6,449
KENTUCKY HIGHER EDUCATION STUDENT LOAN A1-2013-2	9/1/2028	0.773	4,694	4,621	4,584
MAGNETITE CLO LTD_ A-2020-26A	7/15/2030	2.969	24,000	24,000	24,012
MAGNETITE CLO LTD_A1R2-2012-7A	1/15/2028	2.019	13,250	12,962	12,996
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	0.865	4,719	4,647	4,579
MVW OWNER TRUST 16-1A	12/20/2033	2.250	5,313	5,289	5,235
NAVIENT STUDENT LOAN TRUST A2B-2018-DA	12/15/2059	0.985	12,000	11,959	11,602
NORTHSTAR EDUCATION FINANCE A3-2002-1	4/1/2042	0.259	5,000	4,760	4,250
OCTAGON INVESTMENT PARTNERS OCT30_17-1A	3/17/2030	2.455	6,900	6,900	6,777
OZLM A1-2017-21A	1/20/2031	2.285	16,000	16,017	15,586
PALMER SQUARE LOAN FUNDING LTD A1-2020-1A	2/20/2028	1.177	23,620	23,135	23,305
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY WL 13-1A	11/25/2036	0.685	2,337	2,300	2,203
RACE POINT CLO LTD_13-8A AR2-2013-8A	2/20/2030	1.417	13,936	13,936	13,693
SALLIE MAE 11-2 A1	11/25/2027	0.785	368	368	366
SALLIE MAE 12-3 A	12/27/2038	0.835	5,933	5,942	5,743
SALLIE MAE A6-2006-2	1/25/2041	1.161	16,616	15,842	15,343
SBA TOWER TRUST A-2015-1	10/8/2020	3.156	8,108	8,117	8,119
SBA TOWER TRUST C-2013-2	4/11/2023	3.722	2,815	2,799	2,921
SBA TOWER TRUST C-2016-1A	7/9/2021	2.877	8,055	8,066	8,068
SBA TOWER TRUST C-2017-1	4/11/2022	3.168	22,000	22,000	22,489
SIERRA RECEIVABLES FUNDING COMPANY A-2016-1A	3/21/2033	3.080	2,271	2,271	2,265
SIERRA RECEIVABLES FUNDING COMPANY A-2016-2A	7/20/2033	2.330	133	131	132
SIERRA RECEIVABLES FUNDING COMPANY A-2016-3A	10/20/2033	2.430	2,795	2,795	2,768
SMALL BUSINESS ADMINISTRATION 2002-20J	10/1/2022	4.750	83	84	85
SMB PRIVATE EDUCATION LOAN TRUST A2A-2017-B	10/15/2035	2.820	8,333	8,332	8,562
STUDENT LOAN TRUST A4A-2008-1	12/15/2032	1.913	3,685	3,726	3,640
TAL ADVANTAGE LLC 13-1 A	2/22/2038	2.830	1,007	1,008	1,000
TRIP RAIL MASTER FUNDING LLC A1-2017-1A	8/15/2047	2.709	4,252	4,252	4,254
VOI MORTGAGE LLC A-2016-A	7/20/2033	2.540	4,313	4,310	4,253

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO MORTGAGE BACKED SECURITY A-2013-A	3/15/2029	3.100	210	210	212
TOTAL ASSET BACKED SECURITIES				723,719	717,764

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
FANNIE MAE 06-M2 A2A	10/25/2032	5.271	1,881	1,949	2,123
FREDDIE MAC A10-20KS10	10/25/2028	0.940	19,460	19,470	19,475
FREDDIE MAC A-20KBF2	10/25/2025	0.770	41,101	41,101	41,148
FREDDIE MAC A-20KF50	7/25/2028	0.583	8,094	8,101	8,149
FREDDIE MAC A-20KF52	9/25/2028	0.603	15,039	15,039	15,143
FREDDIE MAC A-20KF53	10/25/2025	0.720	22,708	22,708	22,733
FREDDIE MAC A-20KF54	11/25/2028	0.810	56,752	56,755	56,981
FREDDIE MAC A-20KF55	11/25/2025	0.693	54,000	54,072	54,096
FREDDIE MAC A-20KF57	12/25/2028	0.870	28,967	28,967	29,015
FREDDIE MAC A-20KF58	1/25/2026	0.683	66,531	66,652	66,715
FREDDIE MAC A-20KF59	2/25/2029	0.870	29,754	29,754	29,842
FREDDIE MAC A-20KF60	2/25/2026	0.820	49,678	49,770	50,128
FREDDIE MAC A-20KF61	3/25/2029	0.860	22,335	22,379	22,506
FREDDIE MAC AFL-20KSL1	11/25/2023	0.800	22,000	22,000	21,895
FREDDIE MAC AFL-20W5FL	5/25/2025	0.550	9,428	9,428	9,434
FREDDIE MAC AFLW-20KL3W	8/25/2025	0.780	15,000	15,028	15,062
GINNIE MAE 11-165 A	10/16/2037	2.194	3,003	3,007	3,018
GINNIE MAE 13-141 A	6/16/2040	2.023	7,305	7,302	7,376
GINNIE MAE 13-146 AH	8/16/2040	2.000	2,873	2,873	2,898
GINNIE MAE 17-127	4/16/2052	2.500	16,924	16,831	17,588
GINNIE MAE 17-135	5/16/2049	2.200	25,299	25,130	25,921
GINNIE MAE 17-146	8/16/2047	2.200	23,395	23,268	24,018
GINNIE MAE 7-140	2/16/2059	2.500	20,886	20,778	21,729
GINNIE MAE A-2013-57	6/16/2037	1.350	1,756	1,748	1,757
GINNIE MAE A-2014-61	1/16/2044	2.205	560	559	560
GINNIE MAE AB-2013-194	5/16/2038	2.250	4,781	4,787	4,825
GINNIE MAE AB-2014-143	3/16/2040	2.500	1,027	1,034	1,037
GINNIE MAE AB-2014-75	6/16/2047	2.000	320	320	320
GINNIE MAE AC-2013-13	4/16/2046	1.700	2,454	2,383	2,476
GINNIE MAE AC-2014-112	12/16/2040	1.900	2,141	2,151	2,155
GINNIE MAE AC-2014-143	3/16/2040	2.000	2,054	2,059	2,068
GINNIE MAE AC-2014-48	10/16/2041	1.900	2,506	2,513	2,514
GINNIE MAE AC-2014-70	4/16/2042	1.900	2,342	2,346	2,346
GINNIE MAE AC-2015-98	4/16/2041	2.150	8,470	8,534	8,596
GINNIE MAE AD-2014-9	9/16/2041	2.500	2,172	2,193	2,195
GINNIE MAE AD-2016-1829	11/16/2043	2.250	12,113	12,154	12,356
GINNIE MAE AG-2016-39	1/16/2043	2.300	10,069	10,098	10,282
GINNIE MAE AG-2017-171	10/16/2048	2.250	23,664	23,437	24,328

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE AN-2014-17	6/16/2048	2.365	2,920	2,947	3,015
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				641,625	647,823

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
280 PARK AVENUE MORTGAGE TRUST 2017-A	9/15/2034	1.061	40,000	40,000	39,376
ASHFORD HOSPITALITY TRUST_A-2018-KEYS	6/15/2035	1.185	40,000	40,000	37,194
BANC OF AMERICA MERRILL LYNCH A-2018-DSNY	9/15/2034	1.035	33,350	33,268	31,761
BARCLAYS COMMERCIAL MORTGAGE A-2019-BWAY	11/25/2034	1.141	10,000	9,953	9,673
BFLD TRUST A-2019-DPLO	10/15/2034	1.275	28,000	27,953	26,666
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	1.435	40,000	40,000	37,802
BRAEMAR HOTELS & RESORTS TRUST A-2018-PRME	6/15/2035	1.005	19,768	19,763	18,678
BX COMMERCIAL MORTGAGE TRUST A-2019-ATL	10/15/2036	1.271	27,275	27,264	25,976
BX COMMERCIAL MORTGAGE TRUST A-2019-XL	10/15/2036	1.105	4,777	4,784	4,762
BX TRUST A-2018-GW	5/15/2035	0.985	38,592	38,492	36,563
BX TRUST_19-RP A-2019-RP	6/15/2034	1.230	25,000	24,941	22,332
CAMB COMMERCIAL MORTGAGE TRUST A-2019-LIFE	12/15/2037	1.255	15,000	15,000	14,803
CGDB COMMERCIAL MORTGAGE TRUST A-2019-MOB	11/15/2036	1.135	15,000	15,000	14,770
COLONY MORTGAGE CAPITAL LTD A-2019-IKPR	11/15/2038	1.314	20,000	19,854	18,001
COMM_ A-2019-521F	6/15/2034	1.085	16,510	16,514	16,016
COSMOPOLITAN HOTEL TRUST A-2017-CSMO	11/15/2036	1.115	39,690	39,678	38,369
DBGS MORTGAGE TRUST A-2018-5BP	6/15/2033	0.830	40,000	39,916	37,907
DBGS MORTGAGE TRUST A-2018-BIOD	5/15/2035	0.988	23,203	23,195	22,682
DBUBS MORTGAGE TRUST 11-LC2 A1	7/10/2044	3.527	335	335	337
DBWF MORTGAGE TRUST A-2018-GLKS	12/19/2030	1.224	20,000	19,933	18,901
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 10-C2 A1	12/10/2043	3.849	107	107	107
HOME PARTNERS OF AMERICA TRUST A-2017-1	7/17/2034	1.002	14,611	14,609	14,524
HOME PARTNERS OF AMERICA TRUST A-2018-1	7/17/2037	1.084	17,957	17,957	17,617
INVITATION HOMES TRUST A-2017-SFR2	12/17/2036	1.035	39,298	38,999	38,746
INVITATION HOMES TRUST A-2018-SFR1	3/17/2037	0.893	27,515	27,010	27,015
INVITATION HOMES TRUST A-2018-SFR2	6/17/2037	1.085	37,230	36,899	36,778
INVITATION HOMES TRUST A-2018-SFR3	7/17/2037	1.185	37,146	37,146	36,853
INVITATION HOMES TRUST A-2018-SFR4	1/17/2038	1.284	31,546	31,561	31,478
JP MORGAN CHASE COMMERCIAL MORTGAGE A-2018-ASH8	2/15/2035	0.985	11,398	11,392	10,488
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	1.035	20,000	20,000	19,403
PROGRESS RESIDENTIAL TRUST A-2017-SFR1	8/17/2034	2.768	18,811	18,797	19,099
STARWOOD WAYPOINT HOMES TRUST-2017-1	1/17/2035	1.134	38,128	38,093	37,838
UBS COMMERCIAL MORTGAGE TRUST A-2018-NYCH	2/15/2032	1.035	12,186	12,165	11,724
UBS-CITIGROUP COMMERCIAL MORTGAGE TRUST 11-C1 AAB	1/10/2045	3.187	2,438	2,439	2,464
WELLS FARGO COMMERCIAL MORTGAGE TRUST AFL-2012-C7	6/15/2045	1.394	11,000	11,047	10,866
WELLS FARGO COMMERCIAL MORTGAGE TRUST_17-SMP	12/15/2034	0.935	18,500	18,415	17,481
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				832,479	805,050
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				1,474,104	1,452,873

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011		1,500	—	3
TOTAL BANKING				—	3

CAPITAL GOODS
BAE SYSTEMS PLC	12/15/2020	2.850	21,099	21,080	21,231
GENERAL DYNAMICS CORPORATION	5/11/2021	3.000	14,905	14,874	15,247
NORTHROP GRUMMAN CORPORATION	3/15/2021	3.500	5,000	5,034	5,104
NORTHROP GRUMMAN CORPORATION	10/15/2022	2.550	16,643	16,356	17,359
TOTAL CAPITAL GOODS				57,344	58,941

COMMUNICATIONS
AMERICAN TOWER CORPORATION	2/15/2021	3.300	24,365	24,345	24,798
SKY PLC	11/26/2022	3.125	5,000	4,994	5,316
TOTAL COMMUNICATIONS				29,339	30,114

CONSUMER CYCLICAL
COMPASS GROUP PLC	9/18/2020	3.090	7,000	7,009	7,022
FORD MOTOR CREDIT COMPANY LLC	11/2/2020	2.343	10,000	9,952	10,001
TOTAL CONSUMER CYCLICAL				16,961	17,023

CONSUMER NON CYCLICAL
BACARDI LTD	1/15/2021	4.500	2,783	2,802	2,807
BECTON DICKINSON AND COMPANY	6/6/2022	2.894	25,000	25,348	25,879
CONAGRA BRANDS INC	10/22/2021	3.800	39,000	39,487	40,545
CVS HEALTH CORPORATION	6/1/2021	2.125	17,075	17,019	17,294
ESSILOR INTERNATIONAL SA	1/5/2022	2.050	6,000	6,000	6,017
GILEAD SCIENCES INC	9/1/2020	2.550	35,000	34,953	35,123
KELLOGG COMPANY	12/15/2020	4.000	15,000	15,151	15,228
KROGER CO	8/1/2022	2.800	5,845	5,754	6,097
MOLSON COORS BREWING	7/15/2021	2.100	10,000	9,937	10,134
NESTLE SA	9/24/2021	3.100	33,700	34,145	34,736
SYSCO CORPORATION	7/15/2021	2.500	2,000	2,002	2,034
TOTAL CONSUMER NON CYCLICAL				192,598	195,894

ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	10/1/2022	2.400	3,000	2,959	3,097
AMERICAN ELECTRIC POWER COMPANY INC	11/13/2020	2.150	6,035	6,014	6,072
AMERICAN ELECTRIC POWER COMPANY INC	12/1/2021	3.650	10,316	10,315	10,757
BERKSHIRE HATHAWAY INC	8/15/2023	3.375	14,195	14,516	15,287
CMS ENERGY CORPORATION	8/31/2024	3.125	10,250	10,586	11,123
DUKE ENERGY CORPORATION	8/15/2022	3.050	3,053	3,008	3,186

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

EMERA INCORPORATED	6/15/2021	2.700	20,495	20,289	20,874
EVERSOURCE ENERGY	3/15/2022	2.750	1,050	1,050	1,088
SOUTHERN COMPANY	3/30/2022	2.450	500	486	516
THE SOUTHERN COMPANY	7/1/2021	2.350	33,334	33,281	33,906
WEC ENERGY GROUP INC	11/1/2020	4.170	1,610	1,619	1,628
WEC ENERGY GROUP INC	6/15/2021	3.375	8,500	8,564	8,739
WEC ENERGY GROUP INC	3/8/2022	3.100	7,212	7,209	7,505
XCEL ENERGY INC	8/15/2020	2.200	14,835	14,834	14,843
XCEL ENERGY INC	3/15/2021	2.400	4,325	4,292	4,371
TOTAL ELECTRIC				139,022	142,992

ENERGY
WILLIAMS COMPANIES INC	11/15/2020	4.125	10,000	10,008	10,029
TOTAL ENERGY				10,008	10,029

FINANCE COMPANIES
GE CAPITAL INTERNATIONAL	11/15/2020	2.342	15,000	14,946	15,095
TOTAL FINANCE COMPANIES				14,946	15,095

INSURANCE
UNITEDHEALTH GROUP INC	11/15/2021	3.375	20,000	20,055	20,640
UNITEDHEALTH GROUP INC	3/15/2022	2.875	2,000	1,980	2,069
TOTAL INSURANCE				22,035	22,709

NATURAL GAS
CENTERPOINT ENERGY INC	4/1/2023	3.550	3,563	3,755	3,790
NISOURCE INC	6/15/2023	3.650	4,760	4,784	5,141
TOTAL NATURAL GAS				8,539	8,931

TOTAL CORPORATE DEBT SECURITIES				490,792	501,731
TOTAL FIXED MATURITIES				7,140,406	7,157,517

EQUITY SECURITIES
CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC	10	115	77	d
TOTAL CONGLOMERATES/DIVERSIFIED MFG		115	77

METALS/MINING
ALERIS CORPORATION	5	184	112	d
TOTAL METALS/MINING		184	112
TOTAL EQUITY SECURITIES		299	189

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

SYNDICATED LOANS
BASIC INDUSTRY
ALPHA 3 BV	1/31/2024	4.450	152	152	152
AXALTA COATING SYSTEMS LTD	6/1/2024	3.200	1,227	1,223	1,223
CHEMOURS COMPANY	4/3/2025	1.930	1,876	1,876	1,876
ELEMENT SOLUTIONS INC	1/31/2026	2.174	990	987	987
FLINT GROUP GERMANY	9/7/2021	4.020	86	85	85
FLINT GROUP GERMANY	9/7/2021	4.020	519	518	518
HEXION HOLDINGS LLC	7/1/2026	4.940	496	492	492
INEOS LTD	3/29/2024	2.174	1,327	1,327	1,327
MESSER INDUSTRIE GMBH	3/2/2026	3.950	1,238	1,232	1,232
MINERALS TECHNOLOGIES INC.	2/13/2024	3.000	875	875	875
ORION ENGINEERED CARBONS	7/25/2024	3.450	807	808	808
TRINSEO SA	9/6/2024	2.174	1,321	1,321	1,321
UNIVAR INC	7/1/2024	3.700	543	541	541
TOTAL BASIC INDUSTRY				11,437	11,437

BROKERAGE
ALIXPARTNERS LLP	4/4/2024	2.674	975	979	979
CRESTVIEW PARTNERS II GP LP	7/1/2026	3.937	663	657	657
GREENHILL & CO INC	4/12/2024	3.440	630	628	628
JEFFERIES FINANCIAL GROUP INC	6/1/2026	3.188	995	997	997
RUSSELL INVESTMENTS US INSTITUTIONAL HOLDCO INC	6/1/2023	3.822	1,339	1,340	1,340
TOTAL BROKERAGE				4,601	4,601

CAPITAL GOODS
ADVANCED DISPOSAL SERVICES INC	11/10/2023	3.000	908	907	907
ADVANCED DRAINAGE SYSTEMS INC	7/31/2026	2.438	877	875	875
ALBEA BEAUTY HOLDINGS	4/22/2024	4.000	232	232	232
ALLNEX USA	9/13/2023	4.000	218	218	218
ALLNEX USA	9/13/2023	4.000	164	164	164
ALTRA INDUSTRIAL MOTION CORP	10/1/2025	2.174	1,104	1,102	1,102
ANCHOR GLASS CONTAINER CORP	12/7/2023	4.140	974	974	974
API GROUP DE INC	10/1/2026	2.674	449	447	447
BERRY GLOBAL INC	7/1/2026	2.177	1,092	1,089	1,089
DOOSAN INFRACORE CO LTD	5/18/2024	3.200	796	797	797
ENERGY SOLUTIONS LLC	5/12/2025	5.200	639	636	636
EWT HOLDINGS III CORP	12/20/2024	3.453	755	755	755
GENERAC POWER SYSTEMS INC	12/13/2026	1.924	1,416	1,417	1,417
INGERSOLL RAND INC	3/1/2027	1.924	325	325	325
INGERSOLL-RAND SERVICES CO	3/1/2027	1.924	1,250	1,249	1,249
PLASTIPAK HOLDINGS INC.	10/14/2024	2.680	945	946	946
PLY GEM MIDCO LLC	4/12/2025	3.941	197	196	196

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

PRINTPACK HOLDINGS INC	7/26/2023	4.000	130	130	130
QUIKRETE HOLDINGS INC	2/1/2027	2.674	1,372	1,362	1,362
REXNORD LLC	8/21/2024	1.918	400	400	400
REYNOLDS CONSUMER PRODUCTS LLC	1/29/2027	1.924	275	275	275
REYNOLDS GROUP HOLDINGS INC	2/5/2023	2.924	865	865	865
TRANSDIGM INC	12/9/2025	2.424	843	842	842
UNIMIN CORPORATION	6/2/2025	0.000	295	295	295	d
UNITED RENTALS INC	10/31/2025	1.924	739	739	739
US ECOLOGY INC	11/2/2026	2.674	673	671	671
WILSONART LLC	12/19/2023	4.710	290	290	290
ZEKELMAN INDUSTRIES INC	1/20/2027	2.423	750	752	752
TOTAL CAPITAL GOODS				18,950	18,950

COMMUNICATIONS
ALTICE FRANCE SA	7/15/2025	2.924	970	969	969
CELLULAR SOUTH INC	5/24/2024	2.424	875	874	874
CENTURYLINK INC	3/15/2027	2.424	1,247	1,247	1,247
CHARTER COMMUNICATIONS INC	4/30/2025	1.930	1,420	1,422	1,422
COGECO COMMUNICATIONS (USA) II LP	1/3/2025	2.174	1,374	1,373	1,373
CSC HOLDINGS LLC	7/17/2025	2.435	961	958	958
CSC HOLDINGS LLC	1/15/2026	2.435	988	962	962
DEUTSCHE TELEKOM AG	4/28/2027	3.174	625	616	616
DIAMOND SPORTS GROUP LLC	8/24/2026	3.420	1,169	1,166	1,166
ENTRAVISION COMMUNICATIONS CORPORATION	11/30/2024	2.924	308	307	307
GRAY TELEVISION INC	2/7/2024	2.423	278	278	278
HUBBARD RADIO LLC	3/28/2025	5.250	259	258	258
ION MEDIA NETWORKS INC	12/18/2024	3.813	1,297	1,297	1,297
LEVEL 3 PARENT LLC	3/1/2027	1.924	337	337	337
LIONS GATE ENTERTAINMENT CORPORATION	3/24/2025	2.424	819	819	819
LIONS GATE ENTERTAINMENT CORPORATION	3/22/2023	1.924	1,093	1,092	1,092
MEDIACOM COMMUNICATIONS CORPORATION	2/15/2024	1.870	649	647	647
MISSION BROADCASTING INC	1/17/2024	2.423	102	102	102
NASCAR HOLDINGS INC	10/19/2026	2.918	472	470	470
NEXSTAR MEDIA GROUP INC	1/17/2024	2.424	396	396	396
NIELSEN HOLDINGS PLC	10/2/2023	2.180	1,034	1,034	1,034
SBA COMMUNICATIONS CORPORATION	4/11/2025	1.930	1,249	1,243	1,243
SINCLAIR BROADCAST GROUP INC	1/3/2024	2.430	945	940	940
SOUTHWIRE CO	5/19/2025	1.924	1,253	1,250	1,250
TELESAT LLC	11/25/2026	2.930	998	995	995
TERRIER MEDIA BUYER INC	12/17/2026	5.991	997	973	973
UNIVISION HOLDINGS INC	3/15/2026	4.750	863	860	860
URBAN ONE INC	4/18/2023	5.000	503	500	500

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

VIRGIN MEDIA BRISTOL LLC	1/31/2028	2.685	1,000	1,001	1,001
TOTAL COMMUNICATIONS				24,386	24,386

CONSUMER CYCLICAL
1011778 BC UNLIMITED LIABILITY	11/19/2026	1.924	1,334	1,332	1,332
ACADEMY LTD	7/1/2022	5.000	466	466	466
AFFINITY GAMING LLC	7/1/2023	4.250	301	300	300
AMC ENTERTAINMENT INC	4/22/2026	4.080	953	952	952
ARISTOCRAT LEISURE LTD	10/19/2024	2.859	1,429	1,428	1,428
CAESARS ENTERTAINMENT CORPORATION	12/23/2024	2.924	1,088	1,083	1,083
CCM MERGER	8/6/2021	3.000	193	193	193
CEDAR FAIR LP	4/13/2024	1.924	181	170	170
CINEWORLD FINANCE US INC	2/28/2025	3.322	346	346	346
CITYCENTER HOLDINGS LLC	4/18/2024	3.000	1,568	1,567	1,567
ELDORADO RESORTS INC	4/17/2024	3.250	1,210	1,209	1,209
FOUR SEASONS HOLDINGS INC	11/30/2023	2.174	1,470	1,467	1,467
GO DADDY INC	2/15/2024	1.924	951	949	949
HANESBRANDS INC	12/13/2024	1.924	650	637	637
HILTON WORLDWIDE HOLDINGS INC	6/22/2026	1.918	749	748	748
KAR AUCTION SERVICES INC	9/18/2026	2.500	746	745	745
KFC HOLDING CORPORATION	4/2/2025	1.944	1,350	1,352	1,352
METRO-GOLDWYN-MAYER INC	7/7/2025	2.680	1,381	1,372	1,372
MOHEGAN TRIBAL GAMING AUTHORITY	10/13/2023	5.375	636	632	632
NAI ENTERTAINMENT HOLDINGS LLC	5/8/2025	3.500	802	802	802
NAVISTAR INC	11/6/2024	3.700	746	748	748
PCI GAMING AUTHORITY	5/29/2026	2.674	395	393	393
PENN NATIONAL GAMING INC	10/15/2025	3.000	1,261	1,259	1,259
PRIME SECURITY SERVICES TOPCO PARENT LP	9/13/2026	4.250	995	986	986
QUALITY SOLUTIONS INTERNATIONAL LTD	8/21/2025	2.924	920	910	910
SCIENTIFIC GAMES CORPORATION	8/14/2024	3.476	1,400	1,394	1,394
SEMINOLE TRIBE OF FLORIDA INC	7/8/2024	1.924	896	894	894
SERVICEMASTER GLOBAL HOLDINGS INC	10/31/2026	1.924	499	498	498
SIX FLAGS ENTERTAINMENT CORP	4/17/2026	1.930	760	760	760
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	5/16/2025	2.930	909	906	906
WYNDHAM WORLDWIDE CORPORATION	4/27/2025	1.924	985	984	984
TOTAL CONSUMER CYCLICAL				27,482	27,482

CONSUMER NON CYCLICAL
ARAMARK	3/28/2024	1.924	1,354	1,355	1,355
B&G FOODS INC	10/10/2026	2.674	323	322	322
BAUSCH HEALTH COMPANIES INC	6/1/2025	3.190	462	460	460
CATALENT INC	5/10/2026	3.250	495	494	494
CHANGE HEALTHCARE HOLDINGS LLC	3/1/2024	3.500	747	746	746

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DAVITA INC	8/12/2026	1.924	746	745	745
ELANCO ANIMAL HEALTH INC	1/25/2027	3.404	725	725	725
ENDO INTERNATIONAL PLC	4/29/2024	5.000	267	267	267
ENERGIZER HOLDINGS INC	12/17/2025	2.438	500	495	495
GRIFOLS SA	11/15/2027	2.113	1,204	1,199	1,199
HCA HEALTHCARE INC	3/13/2025	1.924	417	417	417
JAGUAR HOLDING COMPANY	8/18/2022	3.500	953	951	951
JBS SA	5/1/2026	3.072	569	568	568
MALLINCKRODT INTERNATIONAL	2/24/2025	3.750	268	267	267
MALLINCKRODT INTERNATIONAL	9/24/2024	4.200	791	790	790
SELECT MEDICAL CORPORATION	3/6/2025	2.670	1,248	1,244	1,244
TENNESSEE PARENT INC	2/6/2024	3.750	922	920	920
US FOODS HOLDING CORPORATION	8/30/2026	3.072	249	248	248
US FOODS HOLDING CORPORATION	6/27/2023	1.924	1,422	1,420	1,420
TOTAL CONSUMER NON CYCLICAL				13,633	13,633

ELECTRIC
CALPINE CONSTRUCTION FINANCE	1/15/2025	2.174	1,960	1,962	1,962
CARROLL COUNTRY ENERGY LLC	2/16/2026	4.950	700	694	694
CPV SHORE HOLDINGS LLC	12/29/2025	3.930	689	683	683
EASTERN POWER LLC	10/2/2023	4.750	1,508	1,511	1,511
EDGEWATER GENERATION LLC	12/13/2025	3.924	1,236	1,232	1,232
EFS COGEN HOLDINGS I LLC	6/28/2023	4.575	919	920	920
HELIX GEN FUNDING LLC	6/3/2024	4.750	970	968	968
INVENERGY CLEAN POWER LLC	8/28/2025	3.174	890	888	888
LMBE-MC HOLDCO II LLC	11/26/2025	5.460	660	657	657
VISTRA ENERGY CORPORATION	12/31/2025	1.928	1,249	1,247	1,247
WEST DEPTFORD ENERGY HOLDINGS LLC	8/26/2026	3.924	1,211	1,208	1,208
WG PARTNERS	11/15/2023	4.950	326	324	324
TOTAL ELECTRIC				12,294	12,294

ENERGY
APERGY CORP	5/9/2025	2.938	1,586	1,589	1,589
HERCULES MERGER SUB LLC	11/1/2026	2.923	425	423	423
TRAVERSE MIDSTREAM PARTNERS	9/27/2024	5.000	714	712	712
TOTAL ENERGY				2,724	2,724

FINANCE COMPANIES
AVOLON TLB BORROWER	1/15/2025	2.500	572	571	571
FINCO I LLC	12/27/2022	2.174	1,196	1,197	1,197
HAINAN TRAFFIC ADMINISTRATION HOLDING CO LTD	2/12/2027	2.250	400	399	399
TOTAL FINANCE COMPANIES				2,167	2,167

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

INSURANCE
ASURION LLC	11/3/2023	3.174	300	299	299
ASURION LLC	8/4/2022	3.174	225	224	224
ASURION LLC	11/29/2024	3.174	418	416	416
TOTAL INSURANCE				939	939

OTHER FINANCIAL INSTITUTIONS
TRANSUNION	11/16/2026	1.924	1,134	1,132	1,132
RPI 2019 INTERMEDIATE FINANCE TRUST	2/7/2027	1.924	898	898	898
RPI 2019 INTERMEDIATE FINANCE TRUST	2/7/2027	1.924	316	315	315
TOTAL OTHER FINANCIAL INSTITUTIONS				2,345	2,345

OTHER INDUSTRY
HAMILTON HOLDCO LLC	1/2/2027	3.460	1,481	1,483	1,483
LIGHTSTONE HOLDCO LLC	1/30/2024	4.750	987	982	982
LIGHTSTONE HOLDCO LLC	1/30/2024	4.750	56	55	55
TOTAL OTHER INDUSTRY				2,520	2,520

OTHER UTILITY
SANDY CREEK	11/9/2020	5.450	823	822	822
TOTAL OTHER UTILITY				822	822

REITS
EXTENDED STAY AMERICA INC	9/18/2026	2.174	498	496	496
RYMAN HOSPITALITY PROPERTIES	5/11/2024	2.180	761	760	760
VICI PROPERTIES INC	12/20/2024	1.940	1,810	1,813	1,813
TOTAL REITS				3,069	3,069

TECHNOLOGY
CARLYLE GROUP INC	4/16/2025	1.924	663	658	658
CDW CORPORATION	10/13/2026	1.930	1,967	1,966	1,966
CELESTICA INC.	6/27/2025	2.299	928	925	925
COMMSCOPE HOLDING CO INC	4/6/2026	3.424	1,244	1,235	1,235
DELL TECHNOLOGIES INC	9/19/2025	2.750	1,435	1,435	1,435
MA FINANCECO LLC	6/21/2024	2.680	160	159	159
MACDONALD DETTWILER AND ASSOCIATES LTD	10/4/2024	2.930	741	739	739
MICROCHIP TECHNOLOGY INCORPORATED	5/29/2025	2.180	427	427	427
NCR CORPORATION	8/28/2026	2.680	499	486	486
NEUSTAR	8/8/2024	4.573	195	192	192
ON SEMICONDUCTOR CORPORATION	9/16/2026	2.174	1,406	1,409	1,409
PERSPECTA INC	5/31/2025	2.424	1,011	1,010	1,010
PLANTRONICS INC	7/2/2025	2.791	1,352	1,338	1,338
SABRE HOLDINGS CORPORATION	2/22/2024	2.174	1,094	1,085	1,085

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

SCIENCE APPLICATIONS INTERNATIONAL CORP	10/31/2025	2.049	1,231	1,226	1,226
SEATTLE SPINCO INC	6/21/2024	2.674	1,177	1,172	1,172
SS&C TECHNOLOGIES HOLDINGS INC	4/16/2025	1.924	456	452	452
TTM TECHNOLOGIES INC	9/25/2024	2.673	360	359	359
VERINT SYSTEMS INC	6/28/2024	2.173	1,128	1,126	1,126
WESTERN DIGITAL CORPORATION	4/29/2023	1.924	1,349	1,348	1,348
XPERI HOLDING CORPORATION	6/1/2025	4.173	1,000	906	906
TOTAL TECHNOLOGY				19,653	19,653

TRANSPORTATION
AMERICAN AIRLINES GROUP INC	12/14/2023	2.185	980	978	978
AMERICAN AIRLINES GROUP INC	6/27/2025	1.924	951	949	949
GENESEE & WYOMING INC	12/30/2026	3.450	650	642	642
UNITED CONTINENTAL HOLDINGS INC	4/1/2024	1.924	1,558	1,557	1,557
XPO LOGISTICS INC	2/23/2025	2.174	500	483	483
TOTAL TRANSPORTATION				4,609	4,609
TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR CREDIT LOSSES				151,631	151,631
ALLOWANCE FOR CREDIT LOSSES				(2,324)	(2,324)
TOTAL SYNDICATED LOANS - NET				149,307	149,307

DERIVATIVES
PURCHASED OPTIONS
BNP PARIBAS SA	7/7/2020	—	67	67
BNP PARIBAS SA	7/14/2020	—	64	64
BNP PARIBAS SA	8/4/2020	—	126	126
BNP PARIBAS SA	9/15/2020	—	61	61
BNP PARIBAS SA	9/29/2020	—	59	59
BNP PARIBAS SA	10/20/2020	—	57	57
BNP PARIBAS SA	10/27/2020	—	57	57
BNP PARIBAS SA	11/17/2020	—	112	112
BNP PARIBAS SA	11/24/2020	—	54	54
BNP PARIBAS SA	12/1/2020	—	54	54
BNP PARIBAS SA	12/15/2020	—	51	51
BNP PARIBAS SA	1/19/2021	1	200	200
BNP PARIBAS SA	2/2/2021	—	52	52
BNP PARIBAS SA	2/16/2021	—	101	101
BNP PARIBAS SA	2/23/2021	—	48	48
BNP PARIBAS SA	3/2/2021	—	50	50
BNP PARIBAS SA	3/30/2021	—	60	60
BNP PARIBAS SA	4/13/2021	—	53	53
BNP PARIBAS SA	4/27/2021	—	57	57
BNP PARIBAS SA	8/4/2020	—	54	54
BNP PARIBAS SA	8/3/2021	—	45	45

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	8/11/2020	—	29	29
BNP PARIBAS SA	8/10/2021	—	184	184
BNP PARIBAS SA	8/18/2020	—	28	28
BNP PARIBAS SA	9/29/2020	—	27	27
BNP PARIBAS SA	9/28/2021	—	41	41
BNP PARIBAS SA	10/27/2020	—	48	48
BNP PARIBAS SA	10/26/2021	—	117	117
BNP PARIBAS SA	11/3/2020	—	43	43
BNP PARIBAS SA	11/2/2021	—	107	107
BNP PARIBAS SA	2/1/2022	—	112	112
BNP PARIBAS SA	3/30/2021	—	81	81
BNP PARIBAS SA	3/29/2022	—	96	96
BNP PARIBAS SA	4/12/2022	—	92	92
BNP PARIBAS SA	4/19/2022	—	44	44
BNP PARIBAS SA	6/29/2021	—	108	108
BNP PARIBAS SA	6/28/2022	—	86	86
BNP PARIBAS SA	7/14/2020	2	232	232
BNP PARIBAS SA	7/13/2021	—	34	34
BNP PARIBAS SA	9/1/2020	2	469	469
BNP PARIBAS SA	9/8/2020	2	358	358
BNP PARIBAS SA	9/22/2020	2	443	443
BNP PARIBAS SA	9/20/2022	—	89	89
BNP PARIBAS SA	10/13/2020	2	390	390
BNP PARIBAS SA	10/11/2022	—	86	86
BNP PARIBAS SA	11/3/2020	2	292	292
BNP PARIBAS SA	11/1/2022	—	39	39
BNP PARIBAS SA	11/10/2020	2	342	342
BNP PARIBAS SA	11/17/2020	2	268	268
BNP PARIBAS SA	11/15/2022	—	72	72
BNP PARIBAS SA	12/1/2020	2	306	306
BNP PARIBAS SA	11/30/2021	—	32	32
BNP PARIBAS SA	12/22/2020	2	212	212
BNP PARIBAS SA	1/26/2021	2	207	207
BNP PARIBAS SA	2/9/2021	1	138	138
BNP PARIBAS SA	2/7/2023	—	26	26
BNP PARIBAS SA	3/2/2021	1	393	393
BNP PARIBAS SA	2/28/2023	—	44	44
BNP PARIBAS SA	3/30/2021	2	1,052	1,052
BNP PARIBAS SA	3/28/2023	—	141	141
BNP PARIBAS SA	4/6/2021	2	956	956
BNP PARIBAS SA	4/20/2021	2	813	813
BNP PARIBAS SA	4/19/2022	—	57	57
BNP PARIBAS SA	4/18/2023	—	61	61

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	4/27/2021	2	711	711
BNP PARIBAS SA	4/26/2022	—	49	49
BNP PARIBAS SA	4/25/2023	—	53	53
BNP PARIBAS SA	5/4/2021	2	751	751
BNP PARIBAS SA	5/2/2023	—	53	53
BNP PARIBAS SA	5/18/2021	2	650	650
BNP PARIBAS SA	5/16/2023	—	150	150
BNP PARIBAS SA	6/8/2021	2	340	340
BNP PARIBAS SA	6/7/2022	—	29	29
BNP PARIBAS SA	8/17/2021	—	44	44
BNP PARIBAS SA	4/13/2021	—	38	38
WELLS FARGO BANK NA	12/14/2021	—	207	207
WELLS FARGO BANK NA	12/29/2020	—	65	65
WELLS FARGO BANK NA	12/28/2021	—	144	144
WELLS FARGO BANK NA	1/12/2021	—	57	57
WELLS FARGO BANK NA	1/11/2022	—	129	129
WELLS FARGO BANK NA	1/19/2021	—	56	56
WELLS FARGO BANK NA	1/18/2022	—	63	63
WELLS FARGO BANK NA	7/7/2020	2	247	247
WELLS FARGO BANK NA	9/13/2022	—	42	42
WELLS FARGO BANK NA	10/27/2020	2	407	407
WELLS FARGO BANK NA	10/25/2022	—	41	41
WELLS FARGO BANK NA	7/21/2020	—	62	62
WELLS FARGO BANK NA	7/28/2020	—	63	63
WELLS FARGO BANK NA	8/11/2020	—	64	64
WELLS FARGO BANK NA	8/18/2020	—	130	130
WELLS FARGO BANK NA	8/25/2020	—	66	66
WELLS FARGO BANK NA	9/8/2020	—	62	62
WELLS FARGO BANK NA	9/22/2020	—	62	62
WELLS FARGO BANK NA	10/6/2020	—	58	58
WELLS FARGO BANK NA	10/13/2020	—	58	58
WELLS FARGO BANK NA	11/10/2020	—	115	115
WELLS FARGO BANK NA	12/8/2020	—	52	52
WELLS FARGO BANK NA	12/29/2020	—	50	50
WELLS FARGO BANK NA	1/5/2021	—	46	46
WELLS FARGO BANK NA	1/12/2021	—	45	45
WELLS FARGO BANK NA	1/26/2021	—	42	42
WELLS FARGO BANK NA	2/9/2021	—	54	54
WELLS FARGO BANK NA	3/9/2021	—	94	94
WELLS FARGO BANK NA	3/16/2021	—	51	51
WELLS FARGO BANK NA	4/6/2021	—	56	56
WELLS FARGO BANK NA	4/20/2021	—	58	58
WELLS FARGO BANK NA	5/4/2021	—	56	56

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	5/11/2021	—	53	53
WELLS FARGO BANK NA	5/25/2021	—	55	55
WELLS FARGO BANK NA	6/1/2021	—	51	51
WELLS FARGO BANK NA	6/8/2021	—	48	48
WELLS FARGO BANK NA	6/15/2021	—	50	50
WELLS FARGO BANK NA	6/22/2021	—	53	53
WELLS FARGO BANK NA	6/29/2021	—	108	108
WELLS FARGO BANK NA	7/7/2020	—	31	31
WELLS FARGO BANK NA	7/6/2021	—	48	48
WELLS FARGO BANK NA	7/14/2020	—	30	30
WELLS FARGO BANK NA	7/13/2021	—	95	95
WELLS FARGO BANK NA	7/21/2020	—	59	59
WELLS FARGO BANK NA	7/20/2021	—	47	47
WELLS FARGO BANK NA	7/28/2020	—	30	30
WELLS FARGO BANK NA	7/27/2021	—	47	47
WELLS FARGO BANK NA	8/24/2021	—	42	42
WELLS FARGO BANK NA	9/1/2020	—	27	27
WELLS FARGO BANK NA	8/31/2021	—	42	42
WELLS FARGO BANK NA	9/8/2020	—	28	28
WELLS FARGO BANK NA	9/7/2021	—	129	129
WELLS FARGO BANK NA	9/15/2020	—	55	55
WELLS FARGO BANK NA	9/14/2021	—	126	126
WELLS FARGO BANK NA	9/22/2020	—	27	27
WELLS FARGO BANK NA	9/21/2021	—	83	83
WELLS FARGO BANK NA	10/6/2020	—	31	31
WELLS FARGO BANK NA	10/5/2021	—	88	88
WELLS FARGO BANK NA	10/13/2020	—	74	74
WELLS FARGO BANK NA	10/12/2021	—	98	98
WELLS FARGO BANK NA	10/20/2020	—	86	86
WELLS FARGO BANK NA	10/19/2021	—	108	108
WELLS FARGO BANK NA	11/10/2020	—	46	46
WELLS FARGO BANK NA	11/9/2021	—	111	111
WELLS FARGO BANK NA	11/17/2020	—	105	105
WELLS FARGO BANK NA	11/16/2021	—	123	123
WELLS FARGO BANK NA	11/23/2021	—	59	59
WELLS FARGO BANK NA	12/1/2020	—	49	49
WELLS FARGO BANK NA	11/30/2021	—	57	57
WELLS FARGO BANK NA	12/8/2020	—	54	54
WELLS FARGO BANK NA	12/7/2021	—	124	124
WELLS FARGO BANK NA	12/15/2020	—	123	123
WELLS FARGO BANK NA	12/22/2020	—	157	157
WELLS FARGO BANK NA	12/21/2021	—	335	335
WELLS FARGO BANK NA	1/5/2021	—	120	120

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	1/4/2022	—	134	134
WELLS FARGO BANK NA	1/26/2021	—	111	111
WELLS FARGO BANK NA	1/25/2022	—	125	125
WELLS FARGO BANK NA	2/9/2021	—	192	192
WELLS FARGO BANK NA	2/8/2022	—	167	167
WELLS FARGO BANK NA	2/16/2021	—	91	91
WELLS FARGO BANK NA	2/15/2022	—	106	106
WELLS FARGO BANK NA	2/23/2021	—	89	89
WELLS FARGO BANK NA	2/22/2022	—	105	105
WELLS FARGO BANK NA	3/2/2021	—	45	45
WELLS FARGO BANK NA	3/1/2022	—	53	53
WELLS FARGO BANK NA	3/9/2021	—	45	45
WELLS FARGO BANK NA	3/8/2022	—	158	158
WELLS FARGO BANK NA	3/16/2021	—	42	42
WELLS FARGO BANK NA	3/15/2022	—	50	50
WELLS FARGO BANK NA	3/23/2021	—	87	87
WELLS FARGO BANK NA	3/22/2022	—	102	102
WELLS FARGO BANK NA	4/6/2021	—	40	40
WELLS FARGO BANK NA	4/5/2022	1	237	237
WELLS FARGO BANK NA	4/27/2021	—	36	36
WELLS FARGO BANK NA	4/26/2022	—	44	44
WELLS FARGO BANK NA	5/3/2022	—	95	95
WELLS FARGO BANK NA	5/11/2021	—	44	44
WELLS FARGO BANK NA	5/10/2022	—	102	102
WELLS FARGO BANK NA	5/24/2022	—	106	106
WELLS FARGO BANK NA	6/1/2021	—	47	47
WELLS FARGO BANK NA	5/31/2022	—	53	53
WELLS FARGO BANK NA	6/15/2021	—	78	78
WELLS FARGO BANK NA	6/14/2022	—	92	92
WELLS FARGO BANK NA	6/22/2021	—	79	79
WELLS FARGO BANK NA	6/21/2022	—	92	92
WELLS FARGO BANK NA	7/21/2020	2	257	257
WELLS FARGO BANK NA	7/28/2020	2	280	280
WELLS FARGO BANK NA	7/27/2021	—	34	34
WELLS FARGO BANK NA	7/26/2022	—	41	41
WELLS FARGO BANK NA	8/4/2020	2	534	534
WELLS FARGO BANK NA	8/3/2021	—	86	86
WELLS FARGO BANK NA	8/11/2020	2	450	450
WELLS FARGO BANK NA	8/18/2020	2	454	454
WELLS FARGO BANK NA	8/16/2022	—	96	96
WELLS FARGO BANK NA	8/25/2020	2	538	538
WELLS FARGO BANK NA	9/15/2020	2	358	358
WELLS FARGO BANK NA	9/29/2020	2	440	440

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2020
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	9/27/2022	—	46	46
WELLS FARGO BANK NA	10/6/2020	2	479	479
WELLS FARGO BANK NA	10/5/2021	—	43	43
WELLS FARGO BANK NA	10/4/2022	—	98	98
WELLS FARGO BANK NA	10/20/2020	2	354	354
WELLS FARGO BANK NA	11/24/2020	2	275	275
WELLS FARGO BANK NA	12/8/2020	1	239	239
WELLS FARGO BANK NA	12/15/2020	2	231	231
WELLS FARGO BANK NA	12/29/2020	2	212	212
WELLS FARGO BANK NA	1/5/2021	1	198	198
WELLS FARGO BANK NA	1/12/2021	1	158	158
WELLS FARGO BANK NA	1/19/2021	1	128	128
WELLS FARGO BANK NA	2/2/2021	2	185	185
WELLS FARGO BANK NA	2/16/2021	1	134	134
WELLS FARGO BANK NA	2/15/2022	—	19	19
WELLS FARGO BANK NA	2/14/2023	—	26	26
WELLS FARGO BANK NA	2/23/2021	1	310	310
WELLS FARGO BANK NA	2/22/2022	—	32	32
WELLS FARGO BANK NA	3/9/2021	2	580	580
WELLS FARGO BANK NA	3/8/2022	—	47	47
WELLS FARGO BANK NA	3/7/2023	—	51	51
WELLS FARGO BANK NA	3/23/2021	2	1,449	1,449
WELLS FARGO BANK NA	3/22/2022	—	155	155
WELLS FARGO BANK NA	3/21/2023	—	159	159
WELLS FARGO BANK NA	4/13/2021	2	722	722
WELLS FARGO BANK NA	5/11/2021	2	665	665
WELLS FARGO BANK NA	5/9/2023	—	52	52
WELLS FARGO BANK NA	5/25/2021	1	471	471
WELLS FARGO BANK NA	6/1/2021	2	564	564
WELLS FARGO BANK NA	6/15/2021	1	363	363
WELLS FARGO BANK NA	6/13/2023	—	39	39
WELLS FARGO BANK NA	6/22/2021	2	387	387
WELLS FARGO BANK NA	6/21/2022	—	36	36
TOTAL PURCHASED OPTIONS			34,581	34,581

WRITTEN OPTIONS
BNP PARIBAS SA	7/7/2020	—	(48)	(48)
BNP PARIBAS SA	7/14/2020	—	(44)	(44)
BNP PARIBAS SA	8/4/2020	—	(87)	(87)
BNP PARIBAS SA	9/15/2020	—	(43)	(43)
BNP PARIBAS SA	9/29/2020	—	(41)	(41)
BNP PARIBAS SA	10/20/2020	—	(40)	(40)
BNP PARIBAS SA	10/27/2020	—	(40)	(40)
BNP PARIBAS SA	11/17/2020	—	(79)	(79)
BNP PARIBAS SA	11/24/2020	—	(38)	(38)
BNP PARIBAS SA	12/1/2020	—	(38)	(38)
BNP PARIBAS SA	12/15/2020	—	(34)	(34)
BNP PARIBAS SA	1/19/2021	(1)	(113)	(113)
BNP PARIBAS SA	2/2/2021	—	(34)	(34)
BNP PARIBAS SA	2/16/2021	—	(65)	(65)
BNP PARIBAS SA	2/23/2021	—	(31)	(31)
BNP PARIBAS SA	3/2/2021	—	(30)	(30)
BNP PARIBAS SA	3/30/2021	—	(40)	(40)
BNP PARIBAS SA	4/13/2021	—	(34)	(34)
BNP PARIBAS SA	4/27/2021	—	(34)	(34)
BNP PARIBAS SA	8/4/2020	—	(22)	(22)
BNP PARIBAS SA	8/3/2021	—	(21)	(21)
BNP PARIBAS SA	8/11/2020	—	(13)	(13)
BNP PARIBAS SA	8/10/2021	—	(89)	(89)
BNP PARIBAS SA	9/29/2020	—	(13)	(13)
BNP PARIBAS SA	9/28/2021	—	(18)	(18)
BNP PARIBAS SA	10/27/2020	—	(38)	(38)
BNP PARIBAS SA	10/26/2021	—	(68)	(68)
BNP PARIBAS SA	11/2/2021	—	(59)	(59)
BNP PARIBAS SA	11/3/2020	—	(28)	(28)
BNP PARIBAS SA	2/1/2022	—	(60)	(60)
BNP PARIBAS SA	3/30/2021	—	(54)	(54)
BNP PARIBAS SA	3/29/2022	—	(52)	(52)
BNP PARIBAS SA	4/13/2021	—	(25)	(25)
BNP PARIBAS SA	4/12/2022	—	(48)	(48)
BNP PARIBAS SA	4/19/2022	—	(23)	(23)
BNP PARIBAS SA	6/29/2021	—	(78)	(78)
BNP PARIBAS SA	6/28/2022	—	(52)	(52)
BNP PARIBAS SA	7/14/2020	(2)	(128)	(128)
BNP PARIBAS SA	7/13/2021	—	(24)	(24)
BNP PARIBAS SA	9/1/2020	(2)	(379)	(379)
BNP PARIBAS SA	9/8/2020	(2)	(278)	(278)
BNP PARIBAS SA	9/22/2020	(2)	(372)	(372)
BNP PARIBAS SA	9/20/2022	—	(65)	(65)
BNP PARIBAS SA	10/13/2020	(2)	(330)	(330)
BNP PARIBAS SA	10/11/2022	—	(63)	(63)
BNP PARIBAS SA	11/3/2020	(2)	(242)	(242)
BNP PARIBAS SA	11/1/2022	—	(27)	(27)
BNP PARIBAS SA	11/10/2020	(2)	(283)	(283)
BNP PARIBAS SA	11/17/2020	(2)	(221)	(221)
BNP PARIBAS SA	11/15/2022	—	(51)	(51)
BNP PARIBAS SA	12/1/2020	(2)	(257)	(257)
BNP PARIBAS SA	11/30/2021	—	(26)	(26)
BNP PARIBAS SA	12/22/2020	(2)	(170)	(170)
BNP PARIBAS SA	1/26/2021	(2)	(165)	(165)
BNP PARIBAS SA	2/9/2021	(1)	(106)	(106)
BNP PARIBAS SA	2/7/2023	—	(17)	(17)
BNP PARIBAS SA	3/2/2021	(1)	(357)	(357)
BNP PARIBAS SA	2/28/2023	—	(34)	(34)
BNP PARIBAS SA	3/30/2021	(2)	(1,021)	(1,021)
BNP PARIBAS SA	3/28/2023	—	(128)	(128)
BNP PARIBAS SA	4/6/2021	(2)	(925)	(925)
BNP PARIBAS SA	4/18/2023	—	(54)	(54)
BNP PARIBAS SA	4/19/2022	—	(54)	(54)
BNP PARIBAS SA	4/20/2021	(2)	(784)	(784)
BNP PARIBAS SA	4/27/2021	(2)	(665)	(665)
BNP PARIBAS SA	4/26/2022	—	(43)	(43)
BNP PARIBAS SA	4/25/2023	—	(43)	(43)
BNP PARIBAS SA	5/4/2021	(2)	(702)	(702)
BNP PARIBAS SA	5/2/2023	—	(42)	(42)
BNP PARIBAS SA	5/18/2021	(2)	(588)	(588)
BNP PARIBAS SA	5/16/2023	—	(128)	(128)
BNP PARIBAS SA	5/18/2021	—	(33)	(33)
BNP PARIBAS SA	6/8/2021	(2)	(319)	(319)
BNP PARIBAS SA	6/7/2022	—	(26)	(26)
BNP PARIBAS SA	8/18/2020	—	(13)	(13)
BNP PARIBAS SA	8/17/2021	—	(21)	(21)
WELLS FARGO BANK NA	12/15/2020	—	(90)	(90)
WELLS FARGO BANK NA	12/14/2021	—	(127)	(127)
WELLS FARGO BANK NA	12/29/2020	—	(49)	(49)
WELLS FARGO BANK NA	12/28/2021	—	(91)	(91)
WELLS FARGO BANK NA	1/12/2021	—	(41)	(41)
WELLS FARGO BANK NA	1/11/2022	—	(76)	(76)
WELLS FARGO BANK NA	1/19/2021	—	(39)	(39)
WELLS FARGO BANK NA	1/18/2022	—	(37)	(37)
WELLS FARGO BANK NA	7/7/2020	(2)	(131)	(131)
WELLS FARGO BANK NA	8/3/2021	—	(65)	(65)
WELLS FARGO BANK NA	9/13/2022	—	(31)	(31)
WELLS FARGO BANK NA	10/27/2020	(2)	(341)	(341)
WELLS FARGO BANK NA	10/25/2022	—	(30)	(30)
WELLS FARGO BANK NA	7/21/2020	—	(43)	(43)
WELLS FARGO BANK NA	7/28/2020	—	(43)	(43)
WELLS FARGO BANK NA	8/11/2020	—	(45)	(45)
WELLS FARGO BANK NA	8/18/2020	—	(93)	(93)
WELLS FARGO BANK NA	8/25/2020	—	(48)	(48)
WELLS FARGO BANK NA	9/8/2020	—	(44)	(44)
WELLS FARGO BANK NA	9/22/2020	—	(44)	(44)
WELLS FARGO BANK NA	10/6/2020	—	(40)	(40)
WELLS FARGO BANK NA	10/13/2020	—	(40)	(40)
WELLS FARGO BANK NA	11/10/2020	—	(81)	(81)
WELLS FARGO BANK NA	12/8/2020	—	(35)	(35)
WELLS FARGO BANK NA	12/29/2020	—	(34)	(34)
WELLS FARGO BANK NA	1/5/2021	—	(28)	(28)
WELLS FARGO BANK NA	1/12/2021	—	(27)	(27)
WELLS FARGO BANK NA	1/26/2021	—	(24)	(24)
WELLS FARGO BANK NA	2/9/2021	—	(36)	(36)
WELLS FARGO BANK NA	3/9/2021	—	(56)	(56)
WELLS FARGO BANK NA	3/16/2021	—	(32)	(32)
WELLS FARGO BANK NA	4/6/2021	—	(37)	(37)
WELLS FARGO BANK NA	4/20/2021	—	(39)	(39)
WELLS FARGO BANK NA	5/4/2021	—	(33)	(33)
WELLS FARGO BANK NA	5/11/2021	—	(30)	(30)
WELLS FARGO BANK NA	5/25/2021	—	(32)	(32)
WELLS FARGO BANK NA	6/1/2021	—	(28)	(28)
WELLS FARGO BANK NA	6/8/2021	—	(24)	(24)
WELLS FARGO BANK NA	6/15/2021	—	(25)	(25)
WELLS FARGO BANK NA	6/22/2021	—	(28)	(28)
WELLS FARGO BANK NA	6/29/2021	—	(58)	(58)
WELLS FARGO BANK NA	7/7/2020	—	(11)	(11)
WELLS FARGO BANK NA	7/6/2021	—	(24)	(24)
WELLS FARGO BANK NA	7/14/2020	—	(12)	(12)
WELLS FARGO BANK NA	7/13/2021	—	(46)	(46)
WELLS FARGO BANK NA	7/21/2020	—	(24)	(24)
WELLS FARGO BANK NA	7/20/2021	—	(23)	(23)
WELLS FARGO BANK NA	7/28/2020	—	(14)	(14)
WELLS FARGO BANK NA	7/27/2021	—	(23)	(23)
WELLS FARGO BANK NA	8/24/2021	—	(19)	(19)
WELLS FARGO BANK NA	9/1/2020	—	(12)	(12)
WELLS FARGO BANK NA	8/31/2021	—	(19)	(19)
WELLS FARGO BANK NA	9/8/2020	—	(13)	(13)
WELLS FARGO BANK NA	9/7/2021	—	(60)	(60)
WELLS FARGO BANK NA	9/15/2020	—	(26)	(26)
WELLS FARGO BANK NA	9/14/2021	—	(58)	(58)
WELLS FARGO BANK NA	9/22/2020	—	(13)	(13)
WELLS FARGO BANK NA	9/21/2021	—	(37)	(37)
WELLS FARGO BANK NA	10/6/2020	—	(16)	(16)
WELLS FARGO BANK NA	10/5/2021	—	(42)	(42)
WELLS FARGO BANK NA	10/13/2020	—	(44)	(44)
WELLS FARGO BANK NA	10/12/2021	—	(51)	(51)
WELLS FARGO BANK NA	10/20/2020	—	(55)	(55)
WELLS FARGO BANK NA	10/19/2021	—	(60)	(60)
WELLS FARGO BANK NA	11/10/2020	—	(31)	(31)
WELLS FARGO BANK NA	11/9/2021	—	(64)	(64)
WELLS FARGO BANK NA	11/17/2020	—	(75)	(75)
WELLS FARGO BANK NA	11/16/2021	—	(75)	(75)
WELLS FARGO BANK NA	11/23/2021	—	(35)	(35)
WELLS FARGO BANK NA	12/1/2020	—	(32)	(32)
WELLS FARGO BANK NA	11/30/2021	—	(31)	(31)
WELLS FARGO BANK NA	12/8/2020	—	(37)	(37)
WELLS FARGO BANK NA	12/7/2021	—	(71)	(71)
WELLS FARGO BANK NA	12/22/2020	—	(124)	(124)
WELLS FARGO BANK NA	12/21/2021	—	(173)	(173)
WELLS FARGO BANK NA	12/21/2021	—	(18)	(18)
WELLS FARGO BANK NA	1/5/2021	—	(87)	(87)
WELLS FARGO BANK NA	1/4/2022	—	(81)	(81)
WELLS FARGO BANK NA	1/26/2021	—	(78)	(78)
WELLS FARGO BANK NA	1/25/2022	—	(73)	(73)
WELLS FARGO BANK NA	2/9/2021	—	(126)	(126)
WELLS FARGO BANK NA	2/8/2022	—	(90)	(90)
WELLS FARGO BANK NA	2/16/2021	—	(62)	(62)
WELLS FARGO BANK NA	2/15/2022	—	(61)	(61)
WELLS FARGO BANK NA	2/23/2021	—	(61)	(61)
WELLS FARGO BANK NA	2/22/2022	—	(59)	(59)
WELLS FARGO BANK NA	3/2/2021	—	(31)	(31)
WELLS FARGO BANK NA	3/1/2022	—	(30)	(30)
WELLS FARGO BANK NA	3/9/2021	—	(31)	(31)
WELLS FARGO BANK NA	3/8/2022	—	(90)	(90)
WELLS FARGO BANK NA	3/16/2021	—	(28)	(28)
WELLS FARGO BANK NA	3/15/2022	—	(28)	(28)
WELLS FARGO BANK NA	3/23/2021	—	(59)	(59)
WELLS FARGO BANK NA	3/22/2022	—	(58)	(58)
WELLS FARGO BANK NA	4/6/2021	—	(26)	(26)
WELLS FARGO BANK NA	4/5/2022	(1)	(128)	(128)
WELLS FARGO BANK NA	4/27/2021	—	(23)	(23)
WELLS FARGO BANK NA	4/26/2022	—	(24)	(24)
WELLS FARGO BANK NA	5/3/2022	—	(55)	(55)
WELLS FARGO BANK NA	5/11/2021	—	(31)	(31)
WELLS FARGO BANK NA	5/10/2022	—	(61)	(61)
WELLS FARGO BANK NA	5/24/2022	—	(65)	(65)
WELLS FARGO BANK NA	6/1/2021	—	(34)	(34)
WELLS FARGO BANK NA	5/31/2022	—	(33)	(33)
WELLS FARGO BANK NA	6/15/2021	—	(53)	(53)
WELLS FARGO BANK NA	6/14/2022	—	(53)	(53)
WELLS FARGO BANK NA	6/22/2021	—	(54)	(54)
WELLS FARGO BANK NA	6/21/2022	—	(53)	(53)
WELLS FARGO BANK NA	7/21/2020	(2)	(155)	(155)
WELLS FARGO BANK NA	7/28/2020	(2)	(177)	(177)
WELLS FARGO BANK NA	7/27/2021	—	(24)	(24)
WELLS FARGO BANK NA	7/26/2022	—	(24)	(24)
WELLS FARGO BANK NA	8/4/2020	(2)	(411)	(411)
WELLS FARGO BANK NA	8/11/2020	(2)	(338)	(338)
WELLS FARGO BANK NA	8/18/2020	(2)	(362)	(362)
WELLS FARGO BANK NA	8/16/2022	—	(65)	(65)
WELLS FARGO BANK NA	8/25/2020	(2)	(441)	(441)
WELLS FARGO BANK NA	9/15/2020	(2)	(294)	(294)
WELLS FARGO BANK NA	9/29/2020	(2)	(377)	(377)
WELLS FARGO BANK NA	9/27/2022	—	(34)	(34)
WELLS FARGO BANK NA	10/6/2020	(2)	(419)	(419)
WELLS FARGO BANK NA	10/5/2021	—	(36)	(36)
WELLS FARGO BANK NA	10/4/2022	—	(74)	(74)
WELLS FARGO BANK NA	10/20/2020	(2)	(301)	(301)
WELLS FARGO BANK NA	11/24/2020	(2)	(225)	(225)
WELLS FARGO BANK NA	12/8/2020	(1)	(199)	(199)
WELLS FARGO BANK NA	12/15/2020	(2)	(188)	(188)
WELLS FARGO BANK NA	12/29/2020	(2)	(170)	(170)
WELLS FARGO BANK NA	1/5/2021	(1)	(159)	(159)
WELLS FARGO BANK NA	1/12/2021	(1)	(124)	(124)
WELLS FARGO BANK NA	1/19/2021	(1)	(99)	(99)
WELLS FARGO BANK NA	2/2/2021	(2)	(146)	(146)
WELLS FARGO BANK NA	2/16/2021	(1)	(109)	(109)
WELLS FARGO BANK NA	2/15/2022	—	(15)	(15)
WELLS FARGO BANK NA	2/14/2023	—	(18)	(18)
WELLS FARGO BANK NA	2/23/2021	(1)	(274)	(274)
WELLS FARGO BANK NA	2/22/2022	—	(26)	(26)
WELLS FARGO BANK NA	3/9/2021	(2)	(538)	(538)
WELLS FARGO BANK NA	3/8/2022	—	(41)	(41)
WELLS FARGO BANK NA	3/7/2023	—	(41)	(41)
WELLS FARGO BANK NA	3/23/2021	(2)	(1,393)	(1,393)
WELLS FARGO BANK NA	3/22/2022	—	(143)	(143)
WELLS FARGO BANK NA	3/21/2023	—	(138)	(138)
WELLS FARGO BANK NA	4/13/2021	(2)	(691)	(691)
WELLS FARGO BANK NA	5/11/2021	(2)	(622)	(622)
WELLS FARGO BANK NA	5/9/2023	—	(42)	(42)
WELLS FARGO BANK NA	5/25/2021	(1)	(451)	(451)
WELLS FARGO BANK NA	6/1/2021	(2)	(536)	(536)
WELLS FARGO BANK NA	6/15/2021	(1)	(344)	(344)
WELLS FARGO BANK NA	6/13/2023	—	(32)	(32)
WELLS FARGO BANK NA	6/22/2021	(2)	(366)	(366)
WELLS FARGO BANK NA	6/21/2022	—	(28)	(28)
TOTAL WRITTEN OPTIONS			(27,117)	(27,117)

FUTURES
S&P 500 MINI FUTURES	7/1/2020	—	47	47
TOTAL FUTURES			47	47
TOTAL DERIVATIVES - NET			7,511	7,511
TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, EQUITY SECURITIES, SYNDICATED LOANS AND DERIVATIVES			$7,909,382	$7,926,383

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and equity securities are carried at fair value. In the absence of quoted market prices, fair values are obtained from third-party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $7.7 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-Income producing securities.